MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.



FUND LOGO



Semi-Annual Report
December 31, 2000



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


MERRILL LYNCH MUNICIPAL BOND FUND, INC.

Proxy Results

During the six-month period ended December 31, 2000, Merrill Lynch
Municipal Bond, Inc.'s shareholders voted on the following
proposals. The proposals were approved at a shareholders' meeting on
July 25, 2000. The description of each proposal and
number of shares voted are as follows:
                                                                                    Shares Voted
                                                                                        For
1. To elect the Fund's Board of Directors:       Terry K. Glenn                     296,504,369
                                                 Ronald W. Forbes                   296,191,977
                                                 Cynthia A. Montgomery              296,359,364
                                                 Charles C. Reilly                  295,999,686
                                                 Kevin A. Ryan                      296,254,943
                                                 Roscoe S. Suddarth                 296,321,708
                                                 Richard R. West                    296,473,479
                                                 Arthur Zeikel                      296,155,116
                                                 Edward D. Zinbarg                  296,288,118
                                                                      Shares Voted      Shares Voted      Shares Voted
                                                                          For             Against           Abstain
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                   288,384,624         3,056,841        12,786,529
3. To approve to convert the Fund to "master/feeder" structure.        260,295,142        18,206,183        25,726,674




Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000


DEAR SHAREHOLDER

The Municipal Market Environment
During the six months ended December 31, 2000, long-term fixed-income securities performed very strongly. Throughout the period, a number of economic indicators, particularly employment, consumer spending and confidence, and business purchasing managers surveys, suggested that US economic growth had significantly moderated from 1999's and early 2000's robust levels. Third-quarter 2000 US gross domestic product growth was revised to 2.2%, well below the first-quarter 2000 rate of 4.8% and the second-quarter 2000 rate of 5.6%. In recent months, the material decline in US equity indexes, particularly the NASDAQ, is likely to negatively impact future US economic growth. Investors are expected to curtail future expenditures in response to the significant declines in the value of their equity holdings.

Despite higher commodity prices, especially for oil and natural gas related to unseasonably cold weather throughout the United States, inflationary pressures remained muted. Recent consumer inflationary indicators were well below 3% annually. Given a slowing domestic economy and a continued benign inflationary environment, the Federal Reserve Board indicated at its December 2000 meeting that no additional short-term interest rate increases were anticipated. However, just after the close of the period, the Federal Reserve Board lowered interest rates by 0.50%. A series of such moves may likely be needed, both to stabilize and return US economic growth to its earlier levels.

Given the potential for, at least, stable short-term interest rates in the coming months, investor emphasis focused on the continuing US Treasury debt reduction program and forecasts of sizeable Federal budgetary surpluses going forward. Many investors concluded that there will be a significant future shortage of longer-dated maturity US Treasury securities. These factors helped push US Treasury bond yields lower during December 2000, as US Treasury bond yields declined 45 basis points (0.45%) to 5.45%, their lowest level in almost two years.

The six months ended December 31, 2000, was one of the few periods in recent years in which the tax-exempt bond market outperformed its taxable counterpart, the US Treasury bond market. While municipal bond yields followed the similar pattern of US Treasury bond yields, tax-exempt bond price volatility was significantly reduced. Municipal bond yields traded in a relatively narrow range during much of December 2000. Overall investor demand for municipal bonds remained strong, allowing tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, to decline 50 basis points to end the period at 5.48%.

New long-term tax-exempt issuance has continued to decline, although in recent months the rate of this decline has slowed. During the past three months, almost $60 billion in new long-term municipal bonds was issued, a decline of 5.5% compared to the same three-month period in 1999. During the last 12 months, municipalities have underwritten approximately $200 billion in securities, an annual decline of 12%. This reduction in tax-exempt bond issuance helped to provide a solid technical support for the municipal bond market.

The demand for municipal bonds came from a number of non-traditional and conventional sources. Derivative/ arbitrage programs and issuance companies remained the dominant institutional buyers, while individual retail purchases also remained strong. Traditional, open-end tax-exempt mutual funds have continued to see significant disintermediation. It was recently reported that during the 2000 calendar year, long-term municipal bond mutual funds experienced net cash outflows of approximately $15 billion. Fortunately, the combination of reduced new bond issuance and ongoing demand from non-traditional sources has been able to more than offset the decline in demand from tax-exempt mutual funds. This favorable balance has fostered a significant decline in municipal bond yields in recent months.

The outlook for the tax-exempt bond market in 2001 appears quite favorable. The steeply positive yield curve and relatively high credit quality that the municipal bond market offers should continue to attract retail and institutional investors seeking both tax-exempt income and a ready substitute for relatively scarce US Government securities. Strong state and local governmental financial conditions also suggest that issuance should remain manageable. Recently, research analysts suggested that annual issuance in 2001 is likely to remain in the $200 billion range. Additionally, both Federal tax policy and tax reform are likely to be unchanged in 2001 as the recent results of the Presidential and Congressional elections do not favor quick legislation on either of these issues. These factors suggest that the strong technical position the tax-exempt market has enjoyed is likely to continue. Given recent market performance, the strong returns generated by tax-exempt products in 2000 again illustrate the investment diversification municipal bonds provide to all investors.


Portfolio Strategy
Insured Portfolio
We seek to provide the Insured Portfolio with a balanced performance, focusing on high current yields with competitive total returns. While maintaining very low cash reserves for most of the past six months, we concentrated on purchasing premium coupons in the 10-year-20-year range. The 15-year sector of the municipal yield curve provided above-average risk-adjusted returns, while capturing greater than 90% of the yield further out the curve. Our strategy enabled the Portfolio to maintain very competitive yields with a more neutral interest rate position. In addition, we started to increase the Portfolio's exposure to insured inverse floater securities. With the Federal Reserve Board lowering short-term interest rates, both inverse floater securities and intermediate maturity bonds should allow us to continue to provide for our shareholders attractive current yields and competitive total returns.

National Portfolio
During the six month period ended December 31, 2000, National Portfolio benefited from the general decline in long-term interest rates. We maintained very low levels of cash equivalent reserves, preferring to invest in the longer maturity portion of the yield curve. We continued to emphasize credit quality. This attention to higher-grade credits was a major benefit in a period of widening credit quality spreads. Supply/demand technicals were quite supportive for investors as relatively low new issuance (less than $200 billion in 2000) was insufficient for what has become a strong retail demand side.

Recently, we adopted a more moderate strategy for the Portfolio's long-term interest rate exposure. We took steps to shorten the average portfolio maturity and raise its overall coupon structure. Currently, yields offered on long-term municipal securities are significantly lower than at the beginning of 1999, and we are concerned that retail demand could stall at these prices. Consequently, we sought to protect the Portfolio's net asset valuations. With the Federal Reserve Board cutting short-term interest rates, we intend to seek to enhance our exposure to insured inverse floater securities. We believe this structure should allow the Fund to maintain an above-average industry current yield without compromising credit quality. Reducing price volatility has been slow as we recognize that the environment for fixed-income securities is currently very positive. Our concern going forward is that the Federal Reserve Board may take aggressive and stimulative fiscal action through tax relief, which would detract from this "ideal" bond environment.

Limited Maturity Portfolio
We continued to maintain a fully invested position for Limited Maturity Portfolio with minimal cash reserves. Our belief was that a slowing economy would lead to an easing of Federal Reserve Board monetary policy and that any easing would directly and immediately effect the short-term sector of the yield curve. Additionally, we kept an average portfolio maturity between 1.5 years-1.8 years to capture as much capital appreciation as possible. We continued to purchase high-quality, current coupons and maintained an average credit quality of "AA1" for the Portfolio to help limit the effects of market fluctuations. This investment strategy enhanced the performance of the Portfolio during the past six months as interest rates fell.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000


In Conclusion

We appreciate your ongoing interest in Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs in the months and years to come.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Robert DiMella)
Robert DiMella
Vice President and Portfolio Manager



(Peter Hayes)
Peter Hayes
Vice President and Portfolio Manager



(Walter O'Connor)
Walter O'Connor
Vice President and Portfolio Manager



February 9, 2001




PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares for all three portfolios are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Insured Portfolio

Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**
One Year Ended 12/31/00                   +12.28%         +7.79%
Five Years Ended 12/31/00                  +4.83          +3.98
Ten Years Ended 12/31/00                   +6.69          +6.26

*Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**
One Year Ended 12/31/00                   +11.59%         +7.59%
Five Years Ended 12/31/00                  +4.06          +4.06
Ten Years Ended 12/31/00                   +5.89          +5.89

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**
One Year Ended 12/31/00                   +11.53%        +10.53%
Five Years Ended 12/31/00                  +3.99          +3.99
Inception (10/21/94) through 12/31/00      +5.71          +5.71

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**
One Year Ended 12/31/00                   +12.15%         +7.67%
Five Years Ended 12/31/00                  +4.57          +3.72
Inception (10/21/94) through 12/31/00      +6.30          +5.60

*Maximum sales charge is 4%.
**Assuming maximum sales charge.



National Portfolio

Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**
One Year Ended 12/31/00                   +12.38%         +7.88%
Five Years Ended 12/31/00                  +5.14          +4.28
Ten Years Ended 12/31/00                   +6.96          +6.53

*Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**
One Year Ended 12/31/00                   +11.42%         +7.42%
Five Years Ended 12/31/00                  +4.32          +4.32
Ten Years Ended 12/31/00                   +6.15          +6.15

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payments of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**
One Year Ended 12/31/00                   +11.48%        +10.48%
Five Years Ended 12/31/00                  +4.29          +4.29
Inception (10/21/94) through 12/31/00      +5.85          +5.85

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**
One Year Ended 12/31/00                   +11.98%         +7.50%
Five Years Ended 12/31/00                  +4.85          +4.00
Inception (10/21/94) through 12/31/00      +6.44          +5.74

*Maximum sales charge is 4%.
**Assuming maximum sales charge.




Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000


PERFORMANCE DATA (concluded)


Limited Maturity Portfolio

Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**
One Year Ended 12/31/00                    +5.04%         +3.99%
Five Years Ended 12/31/00                  +3.92          +3.71
Ten Years Ended 12/31/00                   +4.43          +4.32

*Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**
One Year Ended 12/31/00                    +4.66%         +3.66%
Five Years Ended 12/31/00                  +3.55          +3.55
Inception (11/2/92) through 12/31/00       +3.61          +3.61

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**
One Year Ended 12/31/00                    +4.66%         +3.66%
Five Years Ended 12/31/00                  +3.41          +3.41
Inception (10/21/94) through 12/31/00      +3.72          +3.72

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**
One Year Ended 12/31/00                    +5.04%         +3.99%
Five Years Ended 12/31/00                  +3.84          +3.63
Inception (10/21/94) through 12/31/00      +4.09          +3.92

*Maximum sales charge is 1%.
**Assuming maximum sales charge.

Recent
Performance
Results*

                                                                                                  Ten-Year/
                                                                                                    Since
                                                                        6-Month       12-Month     Inception    Standardized
As of December 31, 2000                                               Total Return  Total Return  Total Return  30-Day Yield
ML Municipal Bond Fund, Inc. Insured Portfolio Class A Shares**              +7.35%   +12.28%      +91.13%       4.65%
ML Municipal Bond Fund, Inc. Insured Portfolio Class B Shares**              +6.95    +11.59       +77.26        4.09
ML Municipal Bond Fund, Inc. Insured Portfolio Class C Shares**              +6.92    +11.53       +41.06        4.04
ML Municipal Bond Fund, Inc. Insured Portfolio Class D Shares**              +7.22    +12.15       +46.02        4.41
ML Municipal Bond Fund, Inc. National Portfolio Class A Shares**             +7.24    +12.38       +96.04        4.84
ML Municipal Bond Fund, Inc. National Portfolio Class B Shares**             +6.73    +11.42       +81.62        4.29
ML Municipal Bond Fund, Inc. National Portfolio Class C Shares**             +6.70    +11.48       +42.22        4.24
ML Municipal Bond Fund, Inc. National Portfolio Class D Shares**             +7.00    +11.98       +47.19        4.60
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class A Shares***    +3.02     +5.04       +54.24        4.00
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class B Shares***    +2.73     +4.66       +33.59        3.69
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class C Shares***    +2.73     +4.66       +25.41        3.68
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class D Shares***    +2.96     +5.04       +28.16        3.90

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
**The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D
Shares.
***The Fund's ten-year/since inception periods are ten years for Class A Shares; from 11/2/92 for Class B Shares; and from 10/21/94 for Class C & Class D Shares.



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Vincent R. Giordano, Senior Vice President
Robert A. DiMella, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary


Arthur Zeikel, Director of Merrill Lynch Municipal Bond
Fund, Inc., has recently retired. The Fund's Board of
Directors wishes Mr. Zeikel well in his retirement.


Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Portfolio
Abbreviations


To simplify the listings of MerrillLynch Municipal
Bond Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

ACES SM    Adjustable Convertible Extendable Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
INFLOS     Inverse Floating Rate Municipal Bonds
IRS        Inverse Rate Securities
LEVRRS     Leveraged Reverse Rate Securities
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS                                                                        (in Thousands)
                  Municipal Bonds                                                                Insured Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Alabama--1.5%     AAA     Aaa  $  1,585    Alabama Water Pollution Control Authority Revenue
                                           Bonds, Revolving Fund Loan, Series A, 6.75% due
                                           8/15/2017 (b)                                                  $    1,722
                  AAA     Aaa    10,000    Lauderdale County and Florence, Alabama, Health
                                           Care Authority Revenue Refunding Bonds (Coffee
                                           Health Group), Series A, 6% due 7/01/2029 (e)                      10,668
                  AAA     Aaa     7,000    University of Alabama, University Revenue Bonds
                                           (Birmingham), 6% due 10/01/2020 (h)                                 7,573

Alaska--0.5%                               Anchorage, Alaska, School, GO, Series B (h):
                  AAA     Aaa     2,500      5.125% due 12/01/2019                                             2,498
                  AAA     Aaa     3,500      5% due 12/01/2020                                                 3,435

Arizona--0.6%     AAA     Aaa     6,750    Arizona State Municipal Financing Program, COP,
                                           Series 34, 7.25% due 8/01/2009 (g)                                  8,060

California--2.3%                           ABC, California, Unified School District, GO (h):
                  AAA     Aaa       540      5.55%** due 8/01/2026                                               139
                  AAA     Aaa       380      5.56%** due 8/01/2027                                                93
                  AAA     Aaa       435      5.56%** due 8/01/2028                                               100
                  AAA     Aaa       380      5.57%** due 8/01/2030                                                79
                  AAA     Aaa       665      5.59%** due 8/01/2032                                               123
                  AAA     Aaa     2,785      5.513%** due 8/01/2033                                              489
                  AAA     Aaa     2,925      5.523%** due 8/01/2034                                              487
                  AAA     Aaa     4,550    Alameda Corridor Transportation Authority, California,
                                           Revenue Bonds, Senior Lien, Series A, 4.75% due 10/01/2025 (e)      4,338
                  AAA     Aaa     4,275    Cabrillo, California, Unified School District, GO,
                                           Series A, 5.621%** due 8/01/2020 (b)                                1,534
                  AAA     Aaa     3,000    Encinitas, California, Unified School District, GO,
                                           5.571%** due 8/01/2019 (e)                                          1,141
                  AAA     Aaa     8,500    Los Angeles, California, Department of Water and
                                           Power, Waterworks Revenue Refunding Bonds, 4.25% due
                                           10/15/2030 (h)                                                      7,301
                  AAA     Aaa     5,800    Oakland, California, Redevelopment Agency Tax Allocation
                                           Refunding Bonds, INFLOS, 7.256% due 9/01/2019 (d)(e)                6,250
                                           Rialto, California, Unified School District, GO, Series A (h):
                  AAA     Aaa    13,985      6.12%** due 6/01/2019                                             5,364
                  AAA     Aaa    11,685      6.24%** due 6/01/2025                                             3,195

Colorado--4.0%    AAA     Aaa    19,250    Aurora, Colorado, COP, 6% due 12/01/2025 (b)                       20,866
                  NR*     Aaa    31,160    Denver, Colorado, City and County Airport Revenue
                                           Refunding Bonds, RIB, Series 153, 6.18% due
                                           11/15/2025 (d)(e)                                                  33,376

Connecticut       AAA     Aaa    10,090    Connecticut State Special Tax Obligation Revenue
--0.8%                                     Bonds (Transportation Infrastructure), Series B, 5.375%
                                           due 10/01/2016 (e)                                                 10,408

District of       AAA     Aaa     7,500    District of Columbia, GO, Refunding, Series B,
Columbia--                                 5.50% due 6/01/2014 (i)                                             7,870
0.6%

Florida--6.3%                              Dade County, Florida, Water and Sewer System
                                           Revenue Bonds (h):
                  AAA     Aaa    10,000      5.25% due 10/01/2026                                             10,062
                  A1+     VMIG1++ 2,500      VRDN, 4.45% due 10/05/2022 (f)                                    2,500
                  NR*     Aaa    15,000    Escambia County, Florida, Health Facilities Authority,
                                           Health Facility Revenue Bonds (Florida Health Care
                                           Facility Loan), 5.95% due 7/01/2020 (b)                            16,365
                                           Florida State Board of Education, Lottery
                                           Revenue Bonds, Series B (h):
                  AAA     Aaa     4,400      5.75% due 7/01/2009                                               4,847
                  AAA     Aaa     8,900      6% due 7/01/2013                                                  9,938
                  AAA     Aaa     9,435      6% due 7/01/2014                                                 10,481
                  AAA     Aaa     9,645      6% due 7/01/2015                                                 10,667
                  AAA     Aaa    14,800    Florida State Department of Environmental Protection,
                                           Preservation Revenue Bonds, Series A, 5.75% due
                                           7/01/2008 (h)                                                      16,204
                  AAA     Aaa     2,240    West Coast Regional Water Supply Authority, Florida,
                                           Capital Improvement Revenue Bonds, 10.40% due
                                           10/01/2010 (a)(b)                                                   3,126

Georgia--3.7%                              Georgia Municipal Electric Authority, Power Revenue
                                           Refunding Bonds:
                  AAA     Aaa    20,000      Series EE, 7% due 1/01/2025 (b)                                  25,292
                  AAA     Aaa     9,000      Series Y, 6.40% due 1/01/2013 (b)                                10,440
                  AAA     Aaa    10,000      Series Z, 5.50% due 1/01/2020 (e)                                10,651
                  AAA     Aaa     2,490    Georgia State Municipal Electric Authority Revenue
                                           Refunding Bonds, Series C, 5.25% due 1/01/2025 (e)                  2,555

Hawaii--0.8%      AAA     Aaa    10,000    Hawaii State Airport System Revenue Refunding Bonds,
                                           6.45% due 7/01/2013 (e)                                            10,643

Illinois--15.3%   AAA     Aaa    12,650    Chicago, Illinois, Board of Education, GO (Chicago
                                           School Reform Project), Series A, 5.25% due
                                           12/01/2022 (b)                                                     12,667
                                           Chicago, Illinois, O'Hare International Airport
                                           Revenue Bonds (Passenger Facility Charge), Series A:
                  AAA     Aaa     2,000      5% due 1/01/2013 (e)                                              2,011
                  AAA     Aaa     2,000      5.625% due 1/01/2015 (b)                                          2,084
                  AAA     Aaa    10,800    Illinois Development Finance Authority, PCR, Refunding
                                           (Illinois Power Company Project), Series A,
                                           5.40% due 3/01/2028 (e)                                            10,845
                  AAA     Aaa     3,250    Illinois Health Facilities Authority Revenue Bonds
                                           (Elmhurst Memorial Hospital), 6.625% due 1/01/2022 (h)              3,371
                                           Illinois Health Facilities Authority, Revenue Refunding Bonds:
                  AAA     Aaa     3,740      (Methodist Medical Center), 5.50% due 11/15/2011 (e)              3,955
                  AAA     NR*    14,450      RIB, Series 166, 6.78% due 2/15/2024 (b)(d)(j)                   15,793
                  A1      VMIG1++26,150      (Resurrection Health), VRDN, Series A, 4.90% due
                                             5/01/2029 (f)(i)                                                 26,150
                                           Illinois Regional Transportation Authority Revenue Bonds (e):
                  AAA     Aaa    20,615      6.50% due 7/01/2026                                              24,875
                  AAA     Aaa    26,000      Series A, 6.25% due 6/01/2004 (a)(b)                             28,176
                  AAA     Aaa     3,000    Illinois State, GO, 5.75% due 5/01/2021 (e)                         3,142
                                           Kane, McHenry, Cook and DeKalb Counties, Illinois,
                                           United School District Number 300, GO (e):
                  AAA     Aaa     5,000      5.50% due 12/01/2013                                              5,317
                  AAA     Aaa     5,500      5.50% due 12/01/2014                                              5,815
                  AAA     Aaa     6,000      5.50% due 12/01/2015                                              6,307
                  AAA     Aaa     7,000      5.50% due 12/01/2016                                              7,328
                  AAA     Aaa     4,000      5.50% due 12/01/2017                                              4,170
                  AAA     Aaa    14,735    Metropolitan Pier and Exposition Authority, Illinois,
                                           Dedicated State Tax Revenue Refunding Bonds
                                           (McCormick Plant Expansion Project), 5.50% due 12/15/2024 (h)      15,088
                  NR*     Aaa     9,000    Northern Illinois University, Auxiliary Facilities
                                           System Revenue Refunding Bonds, 5.75% due 4/01/2022 (h)             9,334
                  AAA     Aaa    10,700    Regional Transportation Authority, Illinois, GO,
                                           Refunding, 5.75% due 6/01/2018 (i)                                 11,770
                  AAA     Aaa     6,905    Will and Kendall Counties, Illinois, Community
                                           Consolidated School District Number 202, GO, 5.75% due
                                           12/30/2011 (i)                                                      7,538


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                                                            (in Thousands)
                  Municipal Bonds                                                                Insured Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Indiana--0.9%     AAA     Aaa   $ 5,555    Indiana State Office Building Commission, Facilities
                                           Revenue Bonds (Miami Correctional Facility-Phase 1),
                                           Series A, 5.50% due 7/01/2015 (b)                              $    5,821
                  AAA     Aaa     4,040    Indianapolis, Indiana, Local Public Improvement
                                           Revenue Bonds, 7.90% due 2/01/2002 (a)(g)                           4,053
                  AAA     Aaa     2,500    Penn, Indiana, High School Building Corporation
                                           Revenue Bonds, First Mortgage, 6.125% due
                                           7/15/2005 (a)(e)                                                    2,720

Kansas--0.9%      AAA     Aaa    11,000    Kansas City, Kansas, Utility System Revenue
                                           Refunding and Improvement Bonds, 6.25% due 9/01/2014 (h)           11,866

Maryland--0.4%    AAA     Aaa     4,400    Maryland State Health and Higher Educational Facilities
                                           Authority Revenue Bonds (University of Maryland
                                           Medical System), Series B, 7% due 7/01/2022 (h)                     5,491

Massachusetts--                            Massachusetts Bay, Massachusetts, Transportation Authority,
2.7%                                       Revenue Refunding Bonds (General Transportation System):
                  AAA     Aaa     5,865      Series A, 5.50% due 3/01/2015 (h)                                 6,171
                  AAA     Aaa     3,000      Series B, 5% due 3/01/2028 (e)                                    2,889
                  AAA     Aaa     2,920    Massachusetts Educational Loan Authority, Education
                                           Loan Revenue Bonds, AMT, Issue D, Series A, 7.25%
                                           due 1/01/2009 (e)                                                   3,013
                  AAA     Aaa    10,000    Massachusetts State Health and Educational Facilities
                                           Authority Revenue Bonds (Beth Israel Deaconess
                                           Medical Center), INFLOS, Series G-4, 6.646% due
                                           7/01/2025 (b)(d)                                                   10,438
                  AAA     Aaa     3,100    Massachusetts State Health and Educational Facilities
                                           Authority, Revenue Refunding Bonds (Saint Elizabeth's Hospital),
                                           LEVRRS, Series E, 8.72% due 8/12/2021 (d)(i)                        3,302
                  AAA     Aaa    10,000    Route 3 North Transit Improvement Association,
                                           Massachusetts, Lease Revenue Bonds, 5.75% due
                                           6/15/2025 (e)                                                      10,537

Michigan--1.3%    AAA     Aaa     6,915    Michigan State HDA, Rental Housing Revenue
                                           Refunding Bonds, Series B, 6.15% due 10/01/2015 (e)                 7,227
                  AAA     Aaa    10,000    Michigan State Strategic Fund, Limited Obligation
                                           Revenue Refunding Bonds (Detroit Edison Company),
                                           Series AA, 6.40% due 9/01/2025 (e)                                 10,765

Minnesota--1.6%   NR*     Aaa     5,860    Delano, Minnesota, Independent School District
                                           Number 879, GO, Series A, 5.875% due 2/01/2025 (i)                  6,315
                  AAA     Aaa     5,910    Minneapolis and Saint Paul, Minnesota, Metropolitan
                                           Airports Commission, Airport Revenue Bonds, AMT,
                                           Series B, 6.20% due 1/01/2017 (h)                                   6,431
                                           Sauk Rapids, Minnesota, Independent School
                                           District Number 047, GO, Series A (e):
                  NR*     Aaa     3,735      5.65% due 2/01/2020                                               3,914
                  NR*     Aaa     4,440      5.70% due 2/01/2021                                               4,679

Mississippi--0.9% AAA     Aaa     1,320    Harrison County, Mississippi, Wastewater Management
                                           District Revenue Refunding Bonds (Wastewater
                                           Treatment Facilities), Series A, 8.50% due 2/01/2013 (h)            1,775
                  NR*     Aaa    10,000    Mississippi Hospital Equipment and Facilities
                                           Authority Revenue Bonds (Forrest County General Hospital
                                           Project), 6% due 1/01/2030 (i)                                     10,655

Missouri--1.7%                             Kansas City, Missouri, Airport Revenue Refunding and
                                           Improvement Bonds, Series A (e):
                  AAA     Aaa    12,990      5.50% due 9/01/2013                                              13,767
                  AAA     Aaa     9,000      5.50% due 9/01/2014                                               9,501

Nevada--4.1%                               Director for the State of Nevada, Department of
                                           Business and Industry Revenue Bonds (Las Vegas Monorail
                                           Company) (b):
                  AAA     Aaa     7,595      5.94%** due 1/01/2024                                             2,185
                  AAA     Aaa     5,425      5.95%** due 1/01/2025                                             1,478
                  AAA     Aaa     5,445      5.96%** due 1/01/2026                                             1,402
                  AAA     Aaa     3,000      5.97%** due 1/01/2027                                               732
                  AAA     Aaa     5,000      5.97%** due 1/01/2028                                             1,152
                  AAA     Aaa    45,000    Washoe County, Nevada, Water Facility Revenue Bonds
                                           (Sierra Pacific Power Company), AMT, 6.65% due
                                           6/01/2017 (e)                                                      47,305

New Jersey--5.8%  AAA     Aaa     6,810    Cape May County, New Jersey, Industrial Pollution
                                           Control Financing Authority Revenue Refunding Bonds
                                           (Atlantic City Electric Company Project), Series A,
                                           6.80% due 3/01/2021 (e)                                             8,399
                  NR*     Aaa    12,500    New Jersey EDA, Natural Gas Facilities Revenue
                                           Refunding Bonds (NUI Corporation), RIB, Series 371,
                                           7.63% due 10/01/2022 (b)(d)                                        14,303
                  AAA     Aaa    12,420    New Jersey State Housing and Mortgage Finance
                                           Agency, Home Buyer Revenue Bonds, AMT, Series M,
                                           7% due 10/01/2026 (e)                                              13,163
                                           New Jersey State Turnpike Authority, Turnpike
                                           Revenue Refunding Bonds:
                  AAA     Aaa    14,000      Series A, 5.25% due 1/01/2005 (e)                                14,563
                  AAA     Aaa     4,215      Series C, 6.50% due 1/01/2008 (b)                                 4,765
                                           Salem County, New Jersey, Industrial Pollution Control
                                           Financing Authority Revenue Refunding Bonds
                                           (Public Service Electric & Gas), RIB (d)(e):
                  AAA     Aaa    10,000      Series 380, 7.43% due 6/01/2031                                  11,231
                  AAA     Aaa    10,000      Series 381, 7.33% due 8/01/2030                                  11,192

New York--13.4%   AAA     Aaa    15,560    Long Island Power Authority, New York, Electric
                                           System Revenue Bonds, 5.47%** due 6/01/2010 (i)                    10,063
                  AAA     Aaa    16,500    Long Island Power Authority, New York, Electric
                                           System Revenue Refunding Bonds, Series A, 5.50% due
                                           12/01/2029 (e)                                                     16,749
                  AAA     Baa1    4,920    Metropolitan Transportation Authority, New York,
                                           Transit Facilities Revenue Refunding Bonds (Service
                                           Contract), Series R, 5.50% due 7/01/2007 (e)                        5,266
                  AAA     Aaa     5,000    Nassau Health Care Corporation, New York, Health
                                           System Revenue Bonds (Nassau County), 6% due
                                           8/01/2011 (i)                                                       5,590
                  AAA     Aaa    24,150    New York City, New York, City Municipal Water Finance
                                           Authority, Water and Sewer System Revenue Bonds,
                                           Series B, 5.75% due 6/15/2026 (e)                                  25,085
                                           New York City, New York, GO:
                  AAA     Aaa    15,000      Series B, 6.25% due 8/15/2008 (b)                                16,617
                  AAA     Aaa     4,225      Series E, 6% due 8/01/2007 (h)                                    4,639
                  AAA     Aaa    31,000      Series I, 6% due 4/15/2012 (i)                                   33,721
                                           New York City, New York, GO, Refunding:
                  AAA     Aaa     5,000      Series A, 5.25% due 8/01/2011 (h)                                 5,264
                  AAA     Aaa     7,655      Series G, 5.75% due 2/01/2014 (e)                                 8,105
                  AAA     NR*     7,655      Series G, 5.75% due 2/01/2017 (i)                                 8,048
                                           New York State Dormitory Authority, Revenue Refunding Bonds (e):
                  AAA     Aaa    10,000      (Mental Health Services), Series A, 5.75% due 8/15/2022          10,441
                  AAA     Aaa     3,400      (Saint Charles Hospital and Rehabilitation Center),
                                             Series A, 5.625% due 7/01/2012                                    3,656
                  AAA     Aaa     1,650    New York State Enviromental Facilities Corporation,
                                           Special Obligation Revenue Refunding Bonds
                                           (Riverbank State Park), 5.50% due 4/01/2016 (b)                     1,718
                  NR*     Aaa    20,000    New York State Local Government Assistance Corporation,
                                           Revenue Refunding Bonds, RIB, Series 468X,
                                           5.50% due 4/01/2021 (d)(h)                                         20,755
                  AAA     Aaa       160    New York State Medical Care Facilities Finance Agency
                                           Revenue Bonds, Series E, 6.25% due 8/15/2004 (h)                      170
                                           Niagara Falls, New York, GO, Public Improvement (e):
                  AAA     Aaa     2,975      6.90% due 3/01/2023                                               3,239
                  AAA     Aaa     3,190      6.90% due 3/01/2024                                               3,473

Ohio--1.6%                                 Ohio State Water Development Authority, Pollution
                                           Control Facilities Revenue Bonds (Water Control Loan
                                           Fund-Water Quality Series) (e):
                  AAA     Aaa     3,575      5.50% due 12/01/2010                                              3,827
                  AAA     Aaa     3,175      5.50% due 6/01/2012                                               3,374
                  AAA     Aaa     3,420      5.50% due 6/01/2013                                               3,613
                  AAA     Aaa     6,000      5.50% due 6/01/2014                                               6,313
                  AAA     Aaa     4,260    Ohio State Water Development Authority Revenue Bonds
                                           (Water Development-Community Assistance),
                                           5.375% due 12/01/2024 (b)                                           4,322

Oklahoma--0.5%    AAA     Aaa     6,385    Oklahoma State IDR, Refunding (Health System), Series A,
                                           6.25% due 8/15/2016 (e)                                             6,994




Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                                                            (in Thousands)
                  Municipal Bonds                                                                Insured Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Oregon--1.1%      AAA     Aaa   $ 8,700    Oregon State Department, Administrative Services,
                                           COP, Series A, 6.25% due 5/01/2021 (b)                         $    9,696
                  AAA     Aaa     3,865    Port of Portland, Oregon, Airport Revenue Refunding
                                           Bonds (Portland International Airport), AMT,
                                           Series 7-B, 7.10% due 1/01/2012 (a)(e)                              4,633

Pennsylvania      AAA     Aaa     7,000    Lancaster, Pennsylvania, GO, Refunding, Series A,
--2.6%                                     4.50% due 5/01/2028 (h)                                             6,228
                  AAA     Aaa    17,000    Pennsylvania State Turnpike Commission, Oil Franchise
                                           Tax Revenue Refunding Bonds, Senior Series A,
                                           4.75% due 12/01/2027 (b)                                           15,830
                  AAA     Aaa     6,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                                           12th Series B, 7% due 5/15/2020 (c)(e)                              7,288
                  AAA     Aaa     5,000    Southeastern Pennsylvania Transportation Authority,
                                           Special Revenue Bonds, 5.375% due 3/01/2022 (h)                     5,074

Puerto Rico       NR*     Aaa     5,985    Puerto Rico Electric Power Authority, Power Revenue
--0.5%                                     Bonds, Trust Receipts, Class R, Series 16 HH, 6.775%
                                           due 7/01/2013 (d)(i)                                                7,193

Rhode Island      AAA     Aaa     6,815    Rhode Island State Economic Development Corporation,
--0.5%                                     Airport Revenue Bonds, Series B, 6% due 7/01/2028 (h)               7,358

South Carolina                             South Carolina State Public Service Authority,
--1.7%                                     Revenue Refunding Bonds, Series A (b):
                  AAA     Aaa    17,090      6.375% due 7/01/2021                                             17,777
                  AAA     Aaa     4,200      6.25% due 1/01/2022                                               4,517

Tennessee--0.9%                            Putnam County, Tennessee, School GO (h):
                  NR*     Aaa     4,450      5.375% due 4/01/2018                                              4,575
                  NR*     Aaa     3,750      5.50% due 4/01/2019                                               3,887
                  NR*     Aaa     4,000      5.50% due 4/01/2020                                               4,149

Texas--5.2%       AAA     Aaa    11,190    Austin, Texas, Utility System Revenue Bonds,
                                           Combined, 9.25% due 11/15/2008 (a)(e)                              12,967
                  AAA     Aaa     6,000    Brazos River Authority, Texas, PCR, Refunding
                                           (Texas Utilities Electric Company Project), AMT, 6.50% due
                                           12/01/2027 (b)                                                      6,252
                  AAA     Aaa    12,000    Brazos River Authority, Texas, PCR (Texas Utilities
                                           Electric Company Project), AMT, Series B, 6.625% due
                                           6/01/2022 (h)                                                      12,525
                  AAA     Aaa     2,750    Harris County, Texas, Toll Road Revenue Refunding Bonds,
                                           Series A, 6.50% due 8/15/2017 (b)                                   2,887
                  AAA     Aaa     3,500    Houston, Texas, Water Conveyance System Contract,
                                           COP, Series J, 6.25% due 12/15/2013 (b)                             3,982
                  AAA     Aaa    11,800    Matagorda County, Texas, Navigation District Number 1,
                                           Revenue Refunding Bonds (Houston Light and
                                           Power Company), Series A, 6.70% due 3/01/2027 (b)                  12,298
                  AAA     Aaa     5,300    North Central Texas, Health Facility Development
                                           Corporation, Revenue Refunding Bonds (Texas Health
                                           Resources System), Series B, 5% due 2/15/2017 (e)                   5,134
                  AAA     Aaa     6,000    San Antonio, Texas, Electric and Gas Revenue Bonds,
                                           5.375% due 2/01/2018 (e)                                            6,100
                  AAA     Aaa     7,430    Southwest Higher Education Authority Incorporated,
                                           Revenue Refunding Bonds, Series B, 6.25% due
                                           10/01/2022 (h)                                                      7,731

Utah--1.7%                                 Utah State Building Ownership Authority, Lease
                                           Revenue Refunding Bonds (State Facilities Master Lease
                                           Program), Series C (i):
                  AAA     Aaa     2,995      5.50% due 5/15/2012                                               3,234
                  AAA     Aaa     3,000      5.50% due 5/15/2013                                               3,232
                  AAA     NR*     9,535    Utah Transit Authority, Sales Tax and Transportation
                                           Revenue Bonds (Salt Lake County Light Rail Transit
                                           Project), 5.375% due 12/15/2022 (i)                                 9,626
                                           Utah Water Finance Agency Revenue Bonds (Pooled Loan
                                           Financing Program), Series A (b):
                  NR*     Aaa     2,515      5.75% due 10/01/2015                                              2,699
                  NR*     Aaa     3,770      6% due 10/01/2020                                                 4,094

Virginia--2.4%    AAA     Aaa    19,755    Fairfax County, Virginia, EDA, Resource Recovery
                                           Revenue Refunding Bonds, AMT, Series A, 6.10% due
                                           2/01/2011 (b)                                                      22,182
                                           Virginia State, HDA, Commonwealth Mortgage Revenue
                                           Bonds, AMT, Series A, Sub-Series A-4 (e):
                  AAA     Aa1     2,285      5.40% due 1/01/2011                                               2,357
                  AAA     Aaa     2,270      5.50% due 1/01/2012                                               2,350
                  AAA     Aaa     5,000      6.30% due 7/01/2014                                               5,168

Washington--5.6%                           Radford Court Properties, Washington, Student
                                           Housing Revenue Bonds (e):
                  AAA     Aaa     8,630      5.25% due 6/01/2023                                               8,636
                  AAA     Aaa    10,540      5% due 6/01/2027                                                 10,130
                  AAA     Aaa    33,535    Seattle, Washington, Municipal Light and Power
                                           Revenue Bonds, 6.625% due 7/01/2004 (a)(h)                         36,809
                  AAA     Aaa    22,000    Washington State, GO, Series A, 4.50% due 7/01/2023 (i)            19,705

West Virginia     AAA     Aaa    11,465    Mason County, West Virginia, PCR, Refunding
--1.9%                                     (Appalachian Power Company), 6.85% due 6/01/2022 (e)               12,024
                  AAA     Aaa    12,250    Pleasants County, West Virginia, PCR, Refunding
                                           (Potomac-Pleasants), Series C, 6.15% due 5/01/2015 (b)             13,101

Wisconsin--4.3%                            Milwaukee County, Wisconsin, Airport Revenue Bonds,
                                           AMT, Series A (h):
                  NR*     Aaa     2,625      6% due 12/01/2012                                                 2,860
                  NR*     Aaa     3,675      6% due 12/01/2013                                                 3,987
                  NR*     Aaa     3,675      6% due 12/01/2014                                                 3,966
                  NR*     Aaa     3,675      6% due 12/01/2015                                                 3,945
                  AAA     Aaa     9,000    Superior, Wisconsin, Limited Obligation Revenue
                                           Refunding Bonds (Midwest Energy Resources), Series E,
                                           6.90% due 8/01/2021 (h)                                            11,065
                  AAA     Aaa     4,650    Wisconsin Public Power Inc., Power Supply System
                                           Revenue Bonds, Series A, 5.75% due 7/01/2023 (e)                    4,845
                                           Wisconsin State, GO, AMT, Series B (e):
                  AAA     Aaa     7,920      6.50% due 5/01/2020                                               8,441
                  AAA     Aaa    17,130      6.50% due 5/01/2025                                              18,257

                  Total Investments (Cost--$1,265,993)--100.6%                                             1,351,652

                  Liabilities in Excess of Other Assets--(0.6%)                                              (8,168)
                                                                                                          ----------
                  Net Assets--100.0%                                                                      $1,343,484
                                                                                                          ==========

(a)Prerefunded.
(b)AMBAC Insured.
(c)Escrowed to maturity.
(d)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2000.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2000.
(g)BIG Insured.
(h)FGIC Insured.
(i)FSA Insured.
(j)FHA Insured.
*Not Rated.
++Highest short-term rating by Moody's Investors Service, Inc.
**Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.


See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS                                                                        (in Thousands)
                  Municipal Bonds                                                               National Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Alabama--0.4%     AAA     Aaa  $  3,820    Alabama Incentives Financing Authority, Special
                                           Obligation Revenue Refunding Bonds, Series A, 6% due
                                           10/01/2029 (c)                                                 $    4,134

Alaska--3.4%      AAA     Aaa     3,000    Alaska State Housing Financial Corporation,
                                           General Mortgage Revenue Refunding, Series A, 6% due
                                           6/01/2027 (f)                                                       3,076
                                           Anchorage, Alaska, School, GO, Series B (e):
                  AAA     Aaa     1,760      5.875% due 12/01/2016                                             1,901
                  AAA     Aaa     2,100      5.875% due 12/01/2017                                             2,263
                                           Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                  A1+     VMIG1++   800      (Exxon Pipeline Company Project), VRDN, Series A,
                                             4.80% due 12/01/2033 (a)                                            800
                  AA+     NR*    27,150      (Sohio Pipeline-British Petroleum Oil), 7.125%
                                             due 12/01/2025                                                   28,499

Arizona--1.1%     AAA     Aaa     1,620    Gilbert, Arizona, Water and Sewer Revenue Refunding
                                           Bonds, 6.50% due 7/01/2022 (e)                                      1,743
                  AAA     Aaa     2,330    Phoenix, Arizona, Civic Improvement Corporation,
                                           Municipal Facilities, Excise Tax Revenue Bonds, 5.75%
                                           due 7/01/2016 (e)                                                   2,515
                  NR*     B1      5,000    Phoenix, Arizona, IDA, Airport Facility Revenue
                                           Refunding Bonds (America West Airlines Inc. Project),
                                           AMT, 6.30% due 4/01/2023                                            4,208
                  NR*     Aaa       500    Phoenix, Arizona, IDA, Revenue Bonds (Camelback Crossing),
                                           6.20% due 9/20/2020 (d)                                               531
                  AA      NR*     1,200    Tucson, Arizona, IDA, Senior Living Facilities Revenue
                                           Bonds (Christian Care Tucson Inc. Project),
                                           Series A, 6.125% due 7/01/2024                                      1,276
                  AAA     Aaa     1,000    University of Arizona, COP (University of Arizona Parking
                                           and Student Housing), 5.75% due 6/01/2019 (c)                       1,060

California--7.1%  AAA     Aaa    11,740    Alameda County, California, COP (Financing Project),
                                           6% due 9/01/2021 (f)                                               12,708
                  AAA     Aaa    30,000    California State, GO, Refunding, 4.25% due 10/01/2026 (f)          26,116
                  NR*     NR*     4,000    Long Beach, California, Special Tax Bonds (Community
                                           Facilities District No. 3-Pine Ave.), 6.375% due
                                           9/01/2023                                                           4,157
                  NR*     Aa3    20,000    Los Angeles, California, Department of Water and Power,
                                           Electric Plant Revenue Refunding Bonds, RIB,
                                           Series 370, 7.28% due 2/15/2024 (g)                                22,174
                  AA      Aa2    10,000    Metropolitan Water District of Southern California,
                                           Waterworks Revenue Bonds, Series A, 5% due 7/01/2026                9,915

Colorado--5.1%                             Colorado Department of Transit, TRAN (c):
                  AAA     Aaa    25,000      6% due 6/15/2014                                                 27,620
                  AAA     Aaa     8,750      6% due 6/15/2015                                                  9,618
                                           Denver, Colorado, City and County Airport Revenue Bonds, AMT:
                  A       A2      2,575      Series A, 7.50% due 11/15/2023                                    2,834
                  A       A2      9,710      Series B, 7.25% due 11/15/2023                                   10,268
                  AAA     Aaa     3,685    Larimer County, Colorado, Poudre School District
                                           Number R-1, GO, 6% due 12/15/2016 (e)                               4,044

Connecticut       BB+     Ba1     5,000    Connecticut State Development Authority, PCR,
--0.6%                                     Refunding (Connecticut Light and Power Company),
                                           Series A, 5.85% due 9/01/2028                                       4,597
                                           Connecticut State Health and Educational Facilities
                                           Authority Revenue Bonds (Yale University), VRDN (a):
                  A1+     VMIG1++ 1,300      Series T-1, 4.50% due 7/01/2029                                   1,300
                  A1+     VMIG1++   500      Series U2, 4.75% due 7/01/2033                                      500

Florida--4.3%     NR*     NR*     3,400    Brooks of Bonita Springs II, Florida, Community
                                           Development District, Capital Improvement Revenue
                                           Bonds, Series B, 6.60% due 5/01/2007                                3,426
                  NR*     Aaa     2,725    Duval County, Florida, School Board, COP, 5.75%
                                           due 7/01/2017 (h)                                                   2,896
                  AAA     Aaa     6,330    Florida HFA, Revenue Bonds (Antigua Club Apartments),
                                           AMT, Series A-1, 7% due 2/01/2035 (c)                               6,743
                  AA+     Aa2     3,500    Florida State Board of Education, Capital Outlay, GO
                                           (Public Education), Series B, 5.875% due 6/01/2020                  3,659
                  NR*     NR*     2,305    Heritage Isles Community Development District,
                                           Florida, BAN, 6.30% due 5/01/2001                                   2,305
                  AA-     Aa3     7,000    Jacksonville, Florida, Electric Authority, Water and
                                           Sewer Revenue Bonds, Series A, 6% due 10/01/2024                    7,352
                  AAA     Aaa     4,500    Lee County, Florida, Transportation Facilities
                                           Revenue Bonds, 5.75% due 10/01/2022 (f)                             4,712
                  NR*     NR*     1,205    Mediterra, Florida, South Community Development District,
                                           Capital Improvement Revenue Bonds, Series B,
                                           6.25% due 5/01/2004                                                 1,210
                  AAA     NR*     1,900    Orange County, Florida, HFA, Mortgage Revenue Bonds,
                                           AMT, Series A, 8.375% due 3/01/2021 (b)(d)                          1,922
                  AAA     Aaa     5,000    Orange County, Florida, Tourist Development,
                                           Tax Revenue Bonds, 5.50% due 10/01/2020 (c)                         5,175
                  AAA     Aaa     2,000    Saint Lucie, Florida, West Services District, Utility
                                           Revenue Refunding Bonds, Senior Lien, 6% due
                                           10/01/2022 (f)                                                      2,205
                  NR*     NR*     4,175    Stoneybrook West, Florida, Community Development
                                           District, Special Assessment Revenue Bonds, Series B,
                                           6.45% due 5/01/2010                                                 4,195

Georgia--2.3%     AAA     Aaa     5,210    College Park, Georgia, Business and IDA, Revenue Bonds
                                           (Civic Center Project), 5.75% due 9/01/2026 (c)                     5,557
                  AAA     Aaa     3,450    Fulton County, Georgia, Development Authority Revenue
                                           Bonds (Morehouse College Project), 5.875% due
                                           12/01/2030 (c)                                                      3,696
                  AAA     Aaa     5,000    Fulton County, Georgia, Water and Sewer Revenue
                                           Bonds, 4.75% due 1/01/2028 (e)                                      4,665
                  AAA     Aaa    10,670    Georgia State, GO, Series D, 5.25% due 10/01/2016                  10,998

Illinois--8.8%    AAA     Aaa    21,235    Chicago, Illinois, Board of Education, GO
                                           (Chicago School Reform), 5.75% due 12/01/2020 (c)                  22,400
                  AAA     Aaa     1,400    Chicago, Illinois, GO (Neighborhoods Alive 21
                                           Program), 5.875% due 1/01/2019 (e)                                  1,500
                  AAA     Aaa     2,000    Chicago, Illinois, GO, Series A, 6.125% due 1/01/2015 (e)           2,213
                                           Chicago, Illinois, O'Hare International Airport,
                                           Special Facilities Revenue Bonds (United Airlines, Inc.):
                  BB+     Baa2    3,630      AMT, Series B, 8.95% due 5/01/2018                                3,782
                  BB+     Baa2   12,615      Series 84-B, 8.85% due 5/01/2018                                 13,154
                  AAA     Aaa     3,210    Cicero, Illinois, GO, Refunding (Corporate Purpose),
                                           6% due 12/01/2028 (f)                                               3,478
                  NR*     Aaa     7,000    Decatur, Illinois, GO, Refunding, 6% due 3/01/2025 (e)              7,434
                  AA      Aa1        50    Illinois HDA, Residential Mortgage Revenue Bonds,
                                           RIB, AMT, 8.68% due 2/01/2018 (g)                                      53
                                           Illinois State, GO, 1st Series (f):
                  AAA     Aaa     8,890      5.75% due 12/01/2015                                              9,550
                  AAA     Aaa     3,745      5.75% due 12/01/2016                                              4,011
                  AAA     Aaa     4,000      5.75% due 12/01/2017                                              4,271
                  AAA     Aa2     3,000    Illinois State, Sales Tax Revenue Bonds, 6% due 6/15/2020           3,247
                  AA+     Aa1     2,000    Lake County, Illinois, Forest Preservation District,
                                           GO (Land Acquisition and Development), 5.75% due
                                           12/15/2016                                                          2,142
                  AAA     Aaa    10,700    Regional Transportation Authority, Illinois, GO,
                                           Refunding, 5.75% due 6/01/2018 (h)                                 11,770
                  NR*     A2      4,400    Southwestern Illinois Development Authority, Sewer
                                           Facilities Revenue Bonds (Monsanto Company
                                           Project), AMT, 7.30% due 7/15/2015                                  4,759

Indiana--1.2%     NR*     NR*     2,595    Indiana State Educational Facilities Authority,
                                           Revenue Refunding Bonds (Saint Joseph's College Project),
                                           7% due 10/01/2029                                                   2,700
                  AA      NR*     9,100    Indianapolis, Indiana, Local Public Improvement
                                           Bond Bank Revenue Refunding Bonds, Series D, 6.75%
                                           due 2/01/2020                                                       9,641



Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                                                            (in Thousands)
                  Municipal Bonds                                                               National Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Iowa--1.0%        NR*     NR*  $  9,000    Iowa Finance Authority, Health Care Facilities Revenue
                                           Refunding Bonds (Care Initiatives Project), 9.25%
                                           due 7/01/2025                                                  $   10,774

Kansas--2.3%                               Wichita, Kansas, Hospital Revenue Refunding
                                           Bonds, RIB (f)(g):
                  AAA     Aaa    12,000      Series III-A, 7.728% due 10/01/2017                              13,125
                  AAA     Aaa    10,000      Series III-B, 7.88% due 10/21/2022                               10,925

Kentucky--0.4%    NR*     A3      4,500    Perry County, Kentucky, Solid Waste Disposal Revenue
                                           Bonds (TJ International Project), AMT, 7% due
                                           6/01/2024                                                           4,689

Louisiana--4.6%   NR*     Baa3   34,000    Lake Charles, Louisiana, Harbor and Terminal
                                           District, Port Facilities Revenue Refunding Bonds
                                           (Trunkline Long Company Project), 7.75% due 8/15/2022              36,156
                  BB-     NR*    13,000    Port New Orleans, Louisiana, IDR, Refunding
                                           (Continental Grain Company Project), 7.50% due 7/01/2013           13,156

Massachusetts--   AA-     Aa2     9,000    Massachusetts State, GO, Consolidated Loan, Series A,
1.7%                                       6% due 2/01/2016                                                    9,867
                  NR*     Ca     11,302    Massachusetts State Health and Educational Facilities
                                           Authority Revenue Refunding Bonds (New England
                                           Memorial Hospital), Series B, 6.25% due 7/01/2023 (j)               2,261
                  AAA     Aaa     5,430    Route 3 North Transit Improvement Association,
                                           Massachusetts, Lease Revenue Bonds, 5.75% due
                                           6/15/2018 (f)                                                       5,784

Michigan--0.8%    AAA     Aaa     2,675    Michigan Municipal Bond Authority Revenue Bonds
                                           (Drinking Water Revolving Fund), 5.875% due
                                           10/01/2016                                                          2,911
                  AA+     Aa1     5,325    Michigan State Building Authority Revenue Bonds
                                           (Facilities Program), Series II, 5% due 10/15/2014                  5,393

Minnesota--1.0%   AAA     Aaa     6,720    Minneapolis, Minnesota, GO, Refunding, Series D,
                                           5% due 12/01/2017                                                   6,763
                  AA+     Aa1       740    Minnesota State, HFA, S/F Mortgage Revenue Bonds,
                                           AMT, Series A, 7.45% due 7/01/2022 (b)                                755
                  AA+     NR*     3,000    Rochester, Minnesota, Health Care Facilities Revenue
                                           Bonds, IRS, Series H, 6.85% due 11/15/2015 (g)                      3,225

Mississippi       NR*     Aaa     3,375    Mississippi Home Corporation, S/F Mortgage Revenue
--0.3%                                     Bonds (Access Program), AMT, Series A, 6.90% due
                                           6/01/2024 (d)                                                       3,693

Nebraska--1.1%    NR*     Aaa     1,600    Nebraska Investment Finance Authority, S/F Mortgage
                                           Revenue Bonds, RIB, AMT, Series 2, 10.364% due
                                           9/10/2030 (d)(g)                                                    1,648
                  AAA     Aaa    10,000    Nebraska Public Power District Revenue Refunding
                                           Bonds, Series A, 5% due 1/01/2015 (f)                              10,065

Nevada--2.4%      AAA     Aaa     7,500    Clark County, Nevada, Airport Revenue Bonds,
                                           Sub-Lien, Series A, 6% due 7/01/2029 (f)                            8,120
                  BBB     Baa2   10,000    Henderson, Nevada, Health Care Facility Revenue Bonds
                                           (Catholic Healthcare West-Saint Rose Dominican
                                           Hospital), 5.375% due 7/01/2026                                     7,980
                                           Sparks, Nevada, Redevelopment Agency, Tax Allocation
                                           Revenue Refunding Bonds, Series A:
                  AA      NR*     3,110      6% due 1/15/2015                                                  3,295
                  AA      NR*     6,315      6% due 1/15/2023                                                  6,585

New Jersey%       AAA     VMIG1++   300    New Jersey EDA, Natural Gas Facilities Revenue Bonds
--5.6                                      (New Jersey Natural Gas Co. Project), VRDN, AMT,
                                           Series C, 4.60% due 4/01/2033 (a)(c)                                  300
                  BB      Ba2     5,750    New Jersey EDA, Special Facility Revenue Bonds
                                           (Continental Airlines Inc. Project), AMT, 6.25% due
                                           9/15/2019                                                           5,314
                  NR*     Aaa     5,000    New Jersey State Transit Corporation, COP, RIB,
                                           Series 245, 7.23% due 9/15/2014(c)(g)                               6,080
                  NR*     Aa2    14,690    New Jersey State Transportation Trust Fund Authority,
                                           Revenue Refunding Bonds, RIB, Series 204, 7.23%
                                           due 6/15/2015 (g)                                                  17,929
                  AA      Aa2     3,000    New Jersey State Transportation Trust Fund Authority,
                                           Transportation System Revenue Bonds, Series A,
                                           6% due 6/15/2019                                                    3,278
                                           New Jersey State Turnpike Authority, Turnpike Revenue
                                           Refunding Bonds (f):
                  NR*     Aaa     5,000      RIB, Series 315, 6.48% due 1/01/2018 (g)                          5,673
                  AAA     Aaa    20,000      Series A, 5.75% due 1/01/2018                                    21,346

New York--19.4%   AAA     Aaa    15,000    Metropolitan Transportation Authority, New York,
                                           Commuter Facilities Revenue Refunding Bonds, Series B,
                                           5% due 7/01/2020 (c)                                               14,798
                  AAA     NR*    11,000    Metropolitan Transportation Authority, New York,
                                           Commuter Facilities, Service Contract Revenue
                                           Refunding Bonds, Series 8, 5.50% due 7/01/2021 (h)                 11,301
                  AAA     Aaa     5,000    Metropolitan Transportation Authority, New York,
                                           Dedicated Tax Fund Revenue Bonds, Series A, 5.25% due
                                           4/01/2023 (h)                                                       5,031
                  AAA     Aaa    10,000    Metropolitan Transportation Authority, New York,
                                           Transit Facilities Revenue Bonds, Series A, 5.625% due
                                           7/01/2025 (f)                                                      10,345
                  NR*     Aaa    10,000    New York City, New York, City Municipal Water
                                           Finance Authority, Water and Sewer System Revenue Bonds,
                                           RIB, Series 158, 6.51% due 6/15/2026 (g)                           10,854
                  AAA     Aaa     3,000    New York City, New York, City Transit Authority,
                                           Triborough Metropolitan Transportation Authority, COP,
                                           5.75% due 1/01/2020 (c)                                             3,188
                                           New York City, New York, City Transitional Finance
                                           Authority Revenue Bonds, Future Tax Secured:
                  AA      Aa2    10,915      Series A, 6% due 8/15/2029                                       11,807
                  AA      Aa2    12,000      Series B, 6% due 11/15/2024                                      13,068
                  AA      Aa2     5,000      Series B, 6% due 11/15/2029                                       5,433
                  AA      Aa2     8,000    New York City, New York, City Transitional Finance
                                           Authority, Revenue Refunding Bonds, Future Tax
                                           Secured, Series C, 5.875% due 11/01/2017                            8,679
                                           New York City, New York, GO:
                  A       A2      4,000      Series B, 8.25% due 6/01/2006                                     4,741
                  AAA     Aaa    10,000      Series B, 5.875% due 8/01/2015 (f)                               10,946
                  A       Aaa     5,495      Series F, 8.25% due 11/15/2001 (i)                                5,776
                                           New York City, New York, GO, Refunding,:
                  A       A2      6,600      Series A, 6% due 5/15/2021                                        7,125
                  A       A2     10,000      Series A, 6.25% due 5/15/2026                                    10,965
                  A       A2     10,000      Series B, 7.75% due 2/01/2002 (i)                                10,539
                  A       Aaa     4,500      Series B, 7.75% due 2/01/2002 (i)                                 4,742
                  AAA     Aaa     4,000      Series C, 5.875% due 2/01/2016 (e)                                4,261
                  AAA     Aaa    15,000      Series G, 5.75% due 2/01/2014 (f)                                15,882
                  A       A2      1,000      Series H, 6% due 8/01/2017                                        1,067
                  AA      Aa2    12,130    New York City, New York, Transitional Finance
                                           Authority, Revenue Refunding Bonds, Future Tax Secured,
                                           Series C, 5.875% due 11/01/2015                                    13,246
                  AA-     A3      5,000    New York State Dormitory Authority Revenue
                                           Refunding Bonds (State University Educational Facilities),
                                           Series A, 7.50% due 5/15/2013                                       6,265
                  AAA     Aaa     3,400    New York State Environmental Facilities Corporation,
                                           State Clean Water and Drinking, Revolving Funds
                                           Revenue Bonds (Pooled Loan Program), Series B,
                                           5.875% due 1/15/2019                                                3,666
                  NR*     Aa1     5,000    New York State Mortgage Agency, Homeowner Mortgage
                                           Revenue Refunding Bonds, Series 95, 5.50% due
                                           10/01/2017                                                          5,087
                  AA-     Aa3     5,025    New York State Thruway Authority, General Revenue
                                           Bonds, Series D, 5.50% due 1/01/2017                                5,209
                  AAA     Aaa     2,700    New York State Thruway Authority, Highway and
                                           Bridge Trust Fund Revenue Bonds, Series A, 5.875% due
                                           4/01/2019 (h)                                                       2,913

North Carolina    BBB     Baa3    4,000    North Carolina Eastern Municipal Power Agency,
--0.4%                                     Power System Revenue Bonds, Series D, 6.75% due
                                           1/01/2026                                                           4,257
                  A1      VMIG1++   100    North Carolina Medical Care Commission, Hospital
                                           Revenue Bonds (Pooled Equipment Financing Project),
                                           ACES, 4.65% due 12/01/2025 (a)(f)                                     100


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                                                            (in Thousands)
                  Municipal Bonds                                                               National Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Ohio--1.6%        AAA     Aaa  $  4,800    Ohio HFA, S/F Mortgage Revenue Bonds, AMT, RIB,
                                           Series B, 8.604% due 3/31/2031 (d)(g)                          $    5,052
                  AAA     Aaa     8,000    Ohio State Air Quality Development Authority,
                                           Revenue Refunding Bonds (Dayton Power & Light Company),
                                           Series B, 6.40% due 8/15/2027 (f)                                   8,332
                  AAA     Aaa     3,005    Toledo-Lucas County, Ohio, Lodging Tax Revenue
                                           Refunding Bonds (Convention Center Project), 5.70% due
                                           10/01/2015 (f)                                                      3,180

Oregon--0.7%      AAA     Aaa     2,485    Jackson County, Oregon, Central Point School
                                           District Number 006, GO, 5.75% due 6/15/2017 (e)                    2,655
                  NR*     Aaa     3,190    Portland, Oregon, Urban Renewal and Redevelopment
                                           Revenue Bonds (South Park Blocks), Series A,
                                           5.75% due 6/15/2018 (c)                                             3,423
                  NR*     Aaa     1,000    Portland, Oregon, Urban Renewal and Redevelopment
                                           Revenue Refunding Bonds (Downtown Waterfront),
                                           Series A, 5.75% due 6/15/2018 (c)                                   1,071

Pennsylvania      AAA     Aaa     7,000    Allegheny County, Pennsylvania, Port Authority, Special
--3.0%                                     Transportation Revenue Bonds, 6.125% due
                                           3/01/2029 (f)                                                       7,604
                                           Allegheny County, Pennsylvania, Sanitation Authority,
                                           Sewer Revenue Bonds (f):
                  AAA     Aaa     2,220      5.75% due 12/01/2017                                              2,391
                  AAA     Aaa    10,000      5.375% due 12/01/2024                                            10,138
                  AA+     Aa2     8,800    Pennsylvania HFA Revenue Refunding Bonds, RIB,
                                           AMT, 8.798% due 10/01/2023 (g)                                      9,328
                  AAA     NR*     2,000    Pennsylvania State Higher Educational Facilities
                                           Authority, College and University Revenue Bonds
                                           (Eastern College), Series B, 8% due 10/15/2006 (i)                  2,416
Puerto Rico       AAA     Aaa     4,300    Puerto Rico Commonwealth, GO, Refunding, RITR,
--0.5%                                     Class R, Series 3, 6.759% due 7/01/2016 (f)(g)                      5,005

Rhode Island      AA+     Aa2    16,150    Rhode Island Housing and Mortgage Finance Corporation,
--2.3%                                     Homeownership Revenue Bonds, AMT, Series 23,
                                           5.95% due 4/01/2029                                                16,605
                  AAA     Aaa     6,815    Rhode Island State Economic Development Corporation,
                                           Airport Revenue Bonds, Series B, 6% due
                                           7/01/2028 (e)                                                       7,358

South Dakota                               Pierre, South Dakota, School District Number 32-2, GO (h):
--0.5%            NR*     Aaa     1,000      5.70% due 8/01/2017                                               1,063
                  NR*     Aaa     3,750      5.75% due 8/01/2020                                               3,985

Tennessee--1.6%                            Chattanooga, Tennessee, Industrial Development Board, Lease Rent
                                           Revenue Bonds (Southside Redevelopment Corporation) (c):
                  AAA     Aaa     4,485      5.75% due 10/01/2017                                              4,792
                  AAA     Aaa     3,740      5.75% due 10/01/2018                                              3,990
                  AA      Aa2     5,000    Metropolitan Government of Nashville and Davidson
                                           County, Tennessee, GO, 5.875% due 5/15/2026                         5,240
                  NR*     Aaa     2,500    Robertson and Sumner Counties, Tennessee, White House
                                           Utility District, Water Revenue Bonds, 6% due
                                           1/01/2026 (h)                                                       2,695

Texas--5.6%       AAA     Aaa     5,300    Austin, Texas, Revenue Bonds (Town Lake Community Events
                                           Center Venue), 6.20% due 11/15/2029 (e)                             5,767
                  A1+     VMIG1++ 1,300    Brazos River Authority, Texas, PCR, Refunding
                                           (Texas Utilities Electric Company), VRDN, AMT, Series A,
                                           5.05% due 3/01/2026 (a)(c)                                          1,300
                  BBB+    A3     18,150    Brazos River Authority, Texas, PCR (Texas Utilities
                                           Electric Company Project), AMT, Series A, 7.875% due
                                           3/01/2021                                                          18,575
                  BBB+    Baa1    7,250    Gulf Coast Waste Disposal Authority, Texas, Revenue
                                           Bonds (Champion International Corporation), AMT,
                                           7.45% due 5/01/2026                                                 7,489
                  A1+     NR*       200    Harris County, Texas, Health Facilities Development
                                           Corporation, Hospital Revenue Refunding Bonds
                                           (Methodist Hospital), VRDN, 4.80% due 12/01/2026 (a)                  200
                  AAA     Aaa     5,000    Harris County, Texas, Houston Sports Authority,
                                           Special Revenue Bonds, Senior Lien, Series A, 5% due
                                           11/15/2028 (f)                                                      4,811
                  AAA     Aaa     2,860    Jefferson County, Texas, GO, Certificates of
                                           Obligation, 6% due 8/01/2019 (h)                                    3,110
                                           Texas State Public Finance Authority, Building Revenue Bonds (h):
                  AAA     Aaa     2,100      (General Services Commission Project), Series A,
                                             6% due 2/01/2020                                                  2,271
                  AAA     Aaa     1,000      (State Preservation Project), Series B, 6%
                                             due 8/01/2015                                                     1,085
                  AAA     Aaa    10,000    Texas Water Development Board Revenue Bonds
                                           (State Revolving Fund), Senior Lien, Series B, 5.25% due
                                           7/15/2017                                                          10,118
                  AAA     Aaa     4,930    Upper Trinity Regional Water District, Texas, Water
                                           Revenue Bonds (Regional Treated Water Supply
                                           System), Series A, 6% due 8/01/2020 (e)                             5,349

Utah--1.9%        NR*     NR*     2,000    Tooele County, Utah, PCR, Refunding (Laidlaw
                                           Environmental), AMT, Series A, 7.55% due 7/01/2027 (j)                 58
                  AAA     NR*     5,390    Utah Transit Authority, Sales Tax and Transportation
                                           Revenue Bonds (Salt Lake County Light Rail Transit
                                           Project), 5.40% due 12/15/2016 (h)                                  5,546
                  AAA     Aaa    13,250    Weber County, Utah, Municipal Building Authority,
                                           Lease Revenue Bonds, 7.50% due 12/15/2004 (i)                      15,076

Virginia--0.1%    NR*     NR*     5,000    Peninsula Ports Authority, Virginia, Revenue
                                           Refunding Bonds (Port Facility-Zeigler Coal), 6.90% due
                                           5/02/2022 (j)                                                         738

Washington--0.9%  AAA     Aaa     2,065    Kitsap County, Washington, GO, 5.875% due 7/01/2020 (c)             2,207
                  AAA     Aaa     2,500    Port Seattle, Washington, Special Facilities
                                           Revenue Bonds, Series A, 6% due 9/01/2029 (f)                       2,697
                  AAA     Aaa     3,010    Seattle, Washington, Drain and Wastewater Utility
                                           Revenue Bonds, 5.75% due 11/01/2022 (f)                             3,184
                  AAA     Aaa     1,625    University of Washington, University Revenue Bonds
                                           (Student Facilities Fee), 5.875% due 6/01/2017 (h)                  1,748

West Virginia     NR*     A3      4,000    Upshur County, West Virginia, Solid Waste
--0.4%                                     Disposal Revenue Bonds (TJ International Project), AMT, 7% due
                                           7/15/2025                                                           4,196

Wisconsin--3.5%   NR*     Aaa     2,050    Waterford, Wisconsin, Graded Joint School District
                                           Number 1, GO, Refunding, 5.75% due 4/01/2018 (e)                    2,178
                                           Wisconsin Housing and EDA, Home Ownership Revenue
                                           Refunding Bonds:
                  NR*     Aa2    21,150      RITR, AMT, Series 18, 6.512% due 9/01/2028 (g)                   22,254
                  AA      Aaa     1,825      Series A, 7.10% due 3/01/2023                                     1,885
                  AAA     Aaa    10,000    Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (f)       10,493

Wyoming--0.8%     AAA     Aaa     8,400    Sweetwater County, Wyoming, PCR, Refunding
                                           (Idaho Power Company Project), Series A, 6.05% due
                                           7/15/2026 (f)                                                       8,938
                  Total Investments (Cost--$1,009,450)--98.7%                                              1,050,655

                  Other Assets Less Liabilities--1.3%                                                         14,303
                                                                                                          ----------
                  Net Assets--100.0%                                                                      $1,064,958
                                                                                                          ==========

(a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2000.
(b)FHA Insured.
(c)AMBAC Insured.
(d)GNMA Collateralized.
(e)FGIC Insured.
(f)MBIA Insured.
(g)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2000.
(h)FSA Insured.
(i)Prerefunded.
(j)Non-income producing security.
*Not Rated.
++Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS                                                                        (in Thousands)
                  Municipal Bonds                                                       Limited Maturity Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Alabama--2.9%     AA      Aa3  $  7,675    Alabama State Public School and College Authority,
                                           Capital Improvement Revenue Bonds, Series D, 5% due
                                           8/01/2003                                                      $    7,833

Alaska--0.3%      A1+     VMIG1++   900    Valdez, Alaska, Marine Terminal Revenue Refunding
                                           Bonds (Exxon Pipeline Company Project), VRDN,
                                           Series B, 4.80% due 12/01/2033 (b)                                    900

Arizona--3.6%     AA-     A1        200    Central Arizona Water Conservation District, Contract
                                           Revenue Bonds, Series B, 6.50% due 5/01/2001 (a)                      206
                  AAA     NR*     4,720    Phoenix, Arizona, Civic Improvement Corporation,
                                           Wastewater System, Lease Revenue Bonds, 6.125% due
                                           7/01/2003 (a)                                                       5,031
                  AAA     Aaa     4,285    Pima County, Arizona, Unified School District
                                           Number 6, Marana, GO, Series A, 5.75% due 7/01/2003 (a)(f)          4,490

California--3.4%  SP1+    MIG1++  5,000    Sacramento County, California, TRAN, 5% due 10/04/2001              5,049
                  SP1+    MIG1++  4,000    San Diego, California, Unified School District, TRAN,
                                           Series A, 5.25% due 10/04/2001                                      4,046

Connecticut                                Connecticut State Resource Recovery Authority,
--2.4%                                     Resource Recovery Revenue Refunding Bonds (Bridgeport
                                           Resco Company LP Project):
                  A+      A2      2,500      5.25% due 1/01/2002                                               2,523
                  A+      A2      4,000      5% due 1/01/2003                                                  4,039

Delaware--2.1%    AAA     Aaa     5,500    Delaware State, GO, Series A, 5% due 4/01/2002                      5,566

Georgia--1.3%     AA-     Aa2     3,500    Cherokee County, Georgia, GO, 4.25% due 8/01/2003                   3,511

Hawaii--2.6%      AAA     Aaa     3,200    Hawaii State, GO, Refunding, Series CO, 6% due 3/01/2001 (f)        3,211
                  AAA     Aaa     3,585    Hawaii State, GO, Series CT, 5.25% due 9/01/2003 (e)                3,682

Illinois--18.0%                            Chicago, Illinois, Public Building Commission,
                                           Building Revenue Bonds, Series C (f):
                  AAA     Aaa     5,000      5.125% due 2/01/2003                                              5,092
                  AAA     Aaa     5,000      5.125% due 2/01/2004                                              5,128
                  AAA     NR*     5,000    Chicago, Illinois, Skyway Toll Bridge Revenue
                                           Refunding Bonds, 6.75% due 1/01/2004 (a)                            5,452
                  AAA     Aaa    12,000    Cook County, Illinois, GO, Series A, 6.60% due
                                           11/15/2002 (a)(d)                                                  12,754
                  BBB     Ba1     4,625    Illinois Development Finance Authority, Solid Waste
                                           Disposal Revenue Bonds (Waste Management Inc.
                                           Project), AMT, 7.125% due 1/01/2001                                 4,626
                                           Illinois State, GO:
                  AA      Aa2     3,500      4% due 3/01/2002                                                  3,495
                  AA      Aa2     7,100      4% due 3/01/2003                                                  7,055
                  AAA     Aaa     5,000    Illinois Student Assistance Commission, Student
                                           Loan Revenue Refunding Bonds, Senior Series WW, 4.50%
                                           due 9/01/2002                                                       5,025

Indiana--1.1%     AAA     Aaa     3,000    Indianapolis, Indiana, Airport Authority Revenue
                                           Refunding Bonds, AMT, Series A, 4.50% due 7/01/2001 (f)             3,004

Kansas--4.0%      A2      BBB+    3,500    Burlington, Kansas, Environmental Improvement Revenue
                                           Refunding Bonds (Kansas City Power and Light
                                           Company Project), Series D, 4.35% due 9/01/2001                     3,488
                                           Kansas State Development Finance Authority Revenue
                                           Bonds, Board of Regents (Rehabilitation Center),
                                           Series G-2 (c):
                  AAA     Aaa     4,000      5% due 10/01/2001                                                 4,030
                  AAA     Aaa     3,250      5.50% due 10/01/2002                                              3,329

Kentucky--4.0%    AAA     Aaa     5,000    Carrollton and Henderson, Kentucky, Public Energy
                                           Authority, Gas Revenue Bonds (Kentucky Trust),
                                           Series A, 4.50% due 1/01/2002 (e)                                   4,951
                                           Kentucky Asset/Liability Commission, General Fund
                                           Revenue Bonds, Project Notes, First Series:
                  AA-     Aa3     2,900      4% due 3/01/2001                                                  2,899
                  AA-     Aa3     3,000      4% due 3/01/2002                                                  2,992

Louisiana--0.1%   NR*     VMIG1++   300    Louisiana State Offshore Terminal Authority,
                                           Deepwater Port Revenue Refunding Bonds (First Stage A-
                                           Loop Inc.), ACES, 4.75% due 9/01/2006 (b)                             300

Maryland--0.7%    NR*     Aa2     2,000    Maryland State Community Development Administration, Department of
                                           Housing and Community Development Revenue Refunding Bonds,
                                           S/F Program, First Series, 4.45% due 4/01/2001 (g)                  2,001

Massachusetts     AAA     Aaa       160    Massachusetts Education Loan Authority, Education Loan
--4.5%                                     Revenue Refunding Bonds, AMT, Issue E, Series B,
                                           5.50% due 7/01/2001 (c)                                               161
                  AAA     Aaa     3,500    Massachusetts State Health and Educational Facilities
                                           Authority Revenue Bonds (Newton-Wellesley
                                           Hospital), Series D, 6.90% due 7/01/2001 (a)(d)                     3,619
                  BBB     NR*     2,925    Massachusetts State Industrial Finance Agency, Resource
                                           Recovery Revenue Refunding Bonds (Ogden
                                           Haverhill Associates), Series A, 4.50% due 12/01/2001               2,916
                  AA      Aa2       300    Massachusetts State Special Obligation Revenue Bonds,
                                           Series A, 5.90% due 6/01/2001 (c)                                     302
                  AA-     Aa2       750    Massachusetts State, GO, Refunding, Series B, 6.25%
                                           due 8/01/2001                                                         760
                  NR*     Aaa     4,385    New England Education Loan Marketing Corporation,
                                           Massachusetts, Student Loan Revenue Refunding
                                           Bonds, Issue A, 5.80% due 3/01/2002                                 4,466

Michigan--2.9%    AAA     Aaa       105    Chelsea, Michigan, School District, GO, 6.75%
                                           due 5/01/2002 (f)                                                     109
                  AAA     Aaa       250    Dearborn, Michigan, Economic Development Corporation,
                                           Hospital Revenue Bonds (Oakwood Obligated
                                           Group), Series A, 6.95% due 8/15/2001 (a)(d)                          259
                  AAA     Aaa       200    Detroit, Michigan, GO, Refunding, Distributable
                                           State Aid, 5.70% due 5/01/2001 (c)                                    201
                  A-      Baa1    6,585    Detroit, Michigan, GO, Refunding, Series B, 6.25%
                                           due 4/01/2001                                                       6,616
                  AAA     Aa1       450    Michigan Municipal Bond Authority, Revenue
                                           Refunding Bonds (Local Government-Qualified School),
                                           Series A, 6% due 5/01/2001                                            453
                  NR*     Aaa       100    Michigan State Hospital Finance Authority Revenue
                                           Bonds (McLaren Obligated Group), Series A, 7.50% due
                                           9/15/2001 (a)                                                         104

Minnesota--0.8%   AAA     Aaa     2,025    Metropolitan Council, Minnesota, Minneapolis-Saint
                                           Paul Metropolitan Area Transit, GO, Series A, 5% due
                                           2/01/2003                                                           2,062



Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                                                            (in Thousands)
                  Municipal Bonds                                                       Limited Maturity Portfolio
                  S&P     Moody's  Face
STATE          Ratings   Ratings  Amount   Issue                                                              Value
Nebraska--4.3%    AAA     Aaa  $  2,575    American Public Energy Agency, Nebraska, Gas Supply
                                           Revenue Bonds (Nebraska Public Gas Agency
                                           Project), Series A, 4.50% due 6/01/2002 (c)                    $    2,538
                  AAA     Aaa     8,750    Nebraska Public Power District Revenue
                                           Refunding Bonds, Series A, 5.25% due 1/01/2004 (d)                  9,009

New Hampshire     NR*     NR*     7,500    New Hampshire State Business Finance Authority,
--2.8%                                     PCR, Refunding (UTD Illuminating), AMT, Series A,
                                           4.35% due 2/01/2002                                                 7,434

New Jersey--1.9%  AA+     Aa1     4,900    New Jersey State, GO, Refunding, Series D, 5.40% due 2/15/2003      5,030
                  AAA     Aaa       125    Somerset County, New Jersey, GO, 5.875% due 12/01/2001                127

New Mexico--1.2%  AA      Aa3     2,000    Albuquerque, New Mexico, Joint Water and Sewer System
                                           Revenue Refunding Bonds, Series A, 4.40% due
                                           7/01/2003                                                           2,012
                  A1+     P1      1,100    Farmington, New Mexico, PCR, Refunding (Arizona
                                           Public Service Company), VRDN, Series A, 4.75% due
                                           5/01/2024 (b)                                                       1,100

New York--8.9%    A-      Baa1    4,000    Long Island Power Authority, New York, Electric
                                           System Revenue Refunding Bonds, Series A, 5.25% due
                                           12/01/2002                                                          4,077
                  A       A2      3,200    New York City, New York, GO, Refunding, Series G,
                                           4.30% due 8/01/2002                                                 3,210
                  A       Aaa     4,615    New York City, New York, GO, Series C, Sub-Series C-1,
                                           7.50% due 8/01/2002 (a)                                             4,925
                                           New York State Local Government Assistance Corporation
                                           Revenue Bonds (a):
                  AA-     Aaa       625      Series A, 7% due 4/01/2001                                          642
                  AAA     Aaa       600      Series D, 7% due 4/01/2002                                          633
                  NR*     Aaa       725    New York State Medical Care Facilities Finance Agency
                                           Revenue Bonds, 7.75% due 2/15/2001 (a)                                743
                                           New York State Urban Development Corporation Revenue Bonds:
                  AA-     Aaa     5,000      7.50% due 4/01/2001 (a)                                           5,143
                  AA-     Baa1    4,525      (Correctional Capital Facilities), Series 4, 4.90%
                                             due 1/01/2001                                                     4,525

Ohio--6.5%        AAA     Aaa     2,500    Cincinnati, Ohio, City School District, GO, TAN,
                                           5.50% due 12/01/2003 (c)                                            2,578
                  SP1+    NR*     4,650    Cleveland, Ohio, State University, General Reciept
                                           Revenue Notes, BAN, Series B, 3.85% due 1/16/2001                   4,649
                  AAA     Aaa     6,990    Columbus, Ohio, GO, Series 2, 5% due 6/15/2002                      7,084
                  AAA     Aaa     3,135    Kent State University, Ohio, University Revenue
                                           Bonds, Series B, 4.15% due 5/01/2001 (c)                            3,132

Oregon--1.8%      AA+     Aa2     4,815    Tri-County, Oregon, Metropolitan Transportation District,
                                           GO, Refunding (Light Rail Extension), Series A,
                                           4% due 7/01/2003                                                    4,790

Pennsylvania      NR*     MIG1++  4,000    North Wales, Pennsylvania, Water Authority Revenue
--1.5%                                     Bonds (Rural Water Projects), 5.125% due 9/01/2001                  4,021

South Carolina    AA+     Aa1     5,855    Charleston County, South Carolina, School District,
--3.5%                                     GO, Refunding, 4% due 2/01/2003                                     5,836
                  AAA     Aaa     3,435    South Carolina State Public Service Authority
                                           Revenue Refunding Bonds, Series B, 7% due 7/01/2001 (a)             3,554

Tennessee--2.0%   AA+     Aa1     5,605    Tennessee State, GO, Refunding, Series B, 5.50% due 5/01/2004       5,845

Texas--4.7%       AA      Aa2     6,075    Fort Worth, Texas, Water and Sewer Revenue Refunding
                                           and Improvement Bonds, 5.50% due 2/15/2004                          6,303
                  AAA     Aaa     2,445    Garland, Texas, Independent School District, GO,
                                           Series A, 6% due 2/15/2002 (a)                                      2,497
                  AA      Aa1     3,600    Texas State University System Revenue Bonds
                                           (Constitutional Appropriation), 4.75% due 8/15/2001                 3,617
                  A1+     VMIG1++   300    Texas State Water Development Board, VRDN,
                                           Series A, 4.85% due 3/01/2015 (b)                                     300

Virginia--1.2%    AA      A1      3,330    Richmond, Virginia, GO, Equipment Notes,
                                           4.25% due 5/15/2002                                                 3,339

Washington--1.6%  AA+     Aa1     1,900    Seattle, Washington, GO, Refunding, 4.50% due 7/01/2001             1,905
                  AA-     Aa1     2,275    Washington State Public Power Supply System, Revenue
                                           Refunding Bonds (Nuclear Project Number 3),
                                           Series A, 5% due 7/01/2003                                          2,312

                  Total Investments (Cost--$259,456)--96.6%                                                  260,646

                  Other Assets Less Liabilities--3.4%                                                          9,255
                                                                                                          ----------
                  Net Assets--100.0%                                                                      $  269,901
                                                                                                          ==========

(a)Prerefunded.
(b)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2000.
(c)AMBAC Insured.
(d)MBIA Insured.
(e)FSA Insured.
(f)FGIC Insured.
(g)FHA Insured.
*Not Rated.
++Highest short-term rating by Moody's Investors Service, Inc.


See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                              Limited
                                                                          Insured          National           Maturity
                    As of December 31, 2000                              Portfolio        Portfolio          Portfolio
Assets:             Investments, at value*                              $1,351,651,533   $1,050,654,828   $  260,646,208
                    Cash                                                       264,866           47,323           85,050
                    Receivables:
                      Securities sold                                          225,000        8,458,337        5,110,000
                      Interest                                              20,932,011       16,844,270        4,761,747
                      Capital shares sold                                    1,008,444        1,041,662          196,393
                    Prepaid registration fees and other assets                 787,842          107,261           61,249
                                                                        --------------   --------------   --------------
                    Total assets                                         1,374,869,696    1,077,153,681      270,860,647
                                                                        --------------   --------------   --------------

Liabilities:        Payables:
                      Dividends to shareholders                              4,340,693        3,314,032          515,692
                      Securities purchased                                  22,246,232        5,553,748               --
                      Distributor                                              199,629          200,804           12,790
                      Capital shares redeemed                                3,846,176        2,466,877          296,290
                      Investment adviser                                       389,890          401,887           72,446
                    Accrued expenses and other liabilities                     362,880          258,596           62,715
                                                                        --------------   --------------   --------------
                    Total liabilities                                       31,385,500       12,195,944          959,933
                                                                        --------------   --------------   --------------

Net Assets:         Net assets                                          $1,343,484,196   $1,064,957,737   $  269,900,714
                                                                        ==============   ==============  ==============]

Net Assets          Class A Common Stock, $.10 par value++              $   12,406,036   $    6,798,150   $    2,014,987
Consist of:         Class B Common Stock, $.10 par value++++                 3,244,241        2,378,131          301,838
                    Class C Common Stock, $.10 par value++++++                 161,667          284,379            4,578
                    Class D Common Stock, $.10 par value++++++++             1,627,813        1,067,821          390,667
                    Paid-in capital in excess of par                     1,305,739,337    1,070,398,829      268,386,111
                    Accumulated realized capital losses on
                    investments--net                                      (43,331,973)     (56,577,954)      (2,083,488)
                    Accumulated distributions in excess of
                    realized capital gains on investments--net            (22,021,059)        (596,027)        (304,677)
                    Unrealized appreciation on investments--net             85,658,134       41,204,408        1,190,698
                                                                        --------------   --------------   --------------
                    Net assets                                          $1,343,484,196   $1,064,957,737   $  269,900,714
                                                                        ==============   ==============   ==============

Net Asset           Class A:
Value:                Net assets                                         $ 955,853,355   $  687,663,889   $  200,508,210
                                                                        ==============   ==============   ==============
                      Shares outstanding                                   124,060,355       67,981,499       20,149,873
                                                                        ==============   ==============   ==============
                      Net asset value and redemption price per share     $        7.70    $       10.12    $        9.95
                                                                        ==============   ==============   ==============
                    Class B:
                      Net assets                                        $  249,789,354   $  240,474,809   $   30,040,946
                                                                        ==============   ==============   ==============
                      Net asset value and redemption price per share     $        7.70    $       10.11    $        9.95
                                                                        ==============   ==============   ==============
                    Class C:
                      Net assets                                        $   12,450,276   $   28,771,466    $     453,885
                                                                        ==============   ==============   ==============
                      Shares outstanding                                     1,616,672        2,843,790           45,782
                                                                        ==============   ==============   ==============
                      Net asset value and redemption price per share     $        7.70    $       10.12    $        9.91
                                                                        ==============   ==============   ==============
                    Class D:
                      Net assets                                        $  125,391,211   $  108,047,573   $   38,897,673
                                                                        ==============   ==============   ==============
                      Shares outstanding                                    16,278,133       10,678,206        3,906,666
                                                                        ==============   ==============   ==============
                      Net asset value and redemption price per share     $        7.70    $       10.12    $        9.96
                                                                        ==============   ==============   ==============

                    *Identified cost                                    $1,265,993,399   $1,009,450,420   $  259,455,510
                                                                        ==============   ==============   ==============
                    ++Authorized shares--Class A                           500,000,000      375,000,000      150,000,000
                                                                        ==============   ==============   ==============
                    ++++Authorized shares--Class B                         375,000,000      375,000,000      150,000,000
                                                                        ==============   ==============   ==============
                    ++++++Authorized shares--Class C                       375,000,000      375,000,000      150,000,000
                                                                        ==============   ==============   ==============
                    ++++++++Authorized shares--Class D                     500,000,000      375,000,000      150,000,000
                                                                        ==============   ==============   ==============

See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
                                                                                                              Limited
                                                                           Insured          National          Maturity
                    For the Six Months Ended December 31, 2000            Portfolio        Portfolio         Portfolio
Investment          Interest and amortization of premium and
Income:             discount earned                                     $   37,766,615   $   32,253,409   $    6,120,043
                                                                        --------------   --------------   --------------

Expenses:           Investment advisory fees                                 2,467,507        2,528,021          473,347
                    Account maintenance and distribution fees--Class B         978,269          924,153           55,213
                    Transfer agent fees--Class A                               143,648          131,425           24,783
                    Account maintenance fees--Class D                          139,769          121,368           19,864
                    Accounting services                                         92,764           76,889           25,995
                    Account maintenance and distribution fees--Class C          50,272          117,480              580
                    Transfer agent fees--Class B                                50,016           58,496            4,985
                    Custodian fees                                              52,620           46,101           14,339
                    Printing and shareholder reports                            39,657           34,545           19,127
                    Professional fees                                           25,412           30,323            7,078
                    Registration fees                                           16,001           24,078           15,264
                    Transfer agent fees--Class D                                16,865           18,675            4,688
                    Pricing services                                            14,018           12,565            6,192
                    Directors' fees and expenses                                 5,078            4,043            1,420
                    Transfer agent fees--Class C                                 2,404            6,814               65
                    Other                                                       17,788           27,921            3,365
                                                                        --------------   --------------   --------------
                    Total expenses                                           4,112,088        4,162,897          676,305
                                                                        --------------   --------------   --------------
                    Investment income--net                                  33,654,527       28,090,512        5,443,738
                                                                        --------------   --------------   --------------

Realized &          Realized gain (loss) on investments--net                13,456,373       15,649,685        (135,066)
Unrealized Gain     Change in unrealized appreciation/depreciation
(Loss) on           on investments--net                                     47,409,677       28,170,533        2,825,164
Investments--Net:                                                       --------------   --------------   --------------
                    Net Increase in Net Assets
                    Resulting from Operations                           $   94,520,577   $   71,910,730   $    8,133,836
                                                                        ==============   ==============   ==============


                       See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS
                                                                 Insured Portfolio            National Portfolio
                                                           For the Six       For the       For the Six       For the
                                                          Months Ended     Year Ended      Months Ended     Year Ended
                    Increase (Decrease) in Net Assets:    Dec. 31, 2000   June 30, 2000    Dec. 31, 2000   June 30, 2000
Operations:         Investment income--net               $   33,654,527   $   77,843,650  $   28,090,512  $   65,780,760
                    Realized gain (loss)
                    on investments--net                      13,456,373     (78,541,901)      15,649,685    (62,192,724)
                    Change in unrealized
                    appreciation/depreciation on
                    investments--net                         47,409,677        7,805,843      28,170,533     (8,162,695)
                                                         --------------   --------------  --------------  --------------
                    Net increase (decrease) in
                    net assets resulting from operations     94,520,577        7,107,592      71,910,730     (4,574,659)
                                                         --------------   --------------  --------------  --------------

Dividends &         Investment income--net:
Distributions to      Class A                              (24,873,273)     (57,133,564)    (18,963,070)    (43,599,153)
Shareholders:         Class B                               (5,757,182)     (15,325,442)     (5,875,506)    (15,259,347)
                      Class C                                 (274,165)        (646,631)       (693,172)     (1,906,874)
                      Class D                               (2,749,907)      (4,738,013)     (2,558,764)     (5,015,386)
                    In excess of realized gain
                    on investments--net:
                      Class A                                        --     (15,607,942)              --              --
                      Class B                                        --      (4,878,687)              --              --
                      Class C                                        --        (207,962)              --              --
                      Class D                                        --      (1,326,468)              --              --
                                                         --------------   --------------  --------------  --------------
                    Net decrease in net assets
                    resulting from dividends
                    and distributions to
                    shareholders.                          (33,654,527)     (99,864,709)    (28,090,512)    (65,780,760)
                                                         --------------   --------------  --------------  --------------

Capital Share       Net decrease in net assets
Transactions:       derived from capital share
                    transactions                           (78,138,250)    (275,055,198)    (33,279,910)   (268,812,275)
                                                         --------------   --------------  --------------  --------------

Net Assets:         Total increase (decrease)
                    in net assets                          (17,272,200)    (367,812,315)      10,540,308   (339,167,694)
                    Beginning of period                   1,360,756,396    1,728,568,711   1,054,417,429   1,393,585,123
                                                         --------------   --------------  --------------  --------------
                    End of period                        $1,343,484,196   $1,360,756,396  $1,064,957,737  $1,054,417,429
                                                         ==============   ==============  ==============  ==============


                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Limited Maturity Portfolio
                                                                                           For the Six        For the
                                                                                           Months Ended      Year Ended
                    Increase (Decrease) in Net Assets:                                    Dec. 31, 2000    June 30, 2000
Operations:         Investment income--net                                                $    5,443,738  $   12,919,927
                    Realized gain (loss)
                    on investments--net                                                        (135,066)       (385,160)
                    Change in unrealized
                    appreciation/depreciation on
                    investments--net                                                           2,825,164     (1,879,787)
                                                                                          --------------  --------------
                    Net increase (decrease) in
                    net assets resulting from operations                                       8,133,836      10,654,980
                                                                                          --------------  --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                (4,116,814)     (9,083,280)
Shareholders:         Class B                                                                  (562,032)     (1,394,083)
                      Class C                                                                    (5,883)        (17,620)
                      Class D                                                                  (759,009)     (2,424,944)
                    In excess of realized gain
                    on investments--net:
                      Class A                                                                         --              --
                      Class B                                                                         --              --
                      Class C                                                                         --              --
                      Class D                                                                         --              --
                                                                                          --------------  --------------
                    Net decrease in net assets
                    resulting from dividends
                    and distributions to
                    shareholders.                                                            (5,443,738)    (12,919,927)
                                                                                          --------------  --------------

Capital Share       Net decrease in net assets
Transactions:       derived from capital share
                    transactions                                                            (20,350,567)    (98,688,194)
                                                                                          --------------   -------------

Net Assets:         Total increase (decrease)
                    in net assets                                                           (17,660,469)   (100,953,141)
                    Beginning of period                                                      287,561,183     388,514,324
                                                                                          --------------  --------------
                    End of period                                                         $  269,900,714  $  287,561,183
                                                                                          ==============  ==============

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                                Insured Portfolio
The following per share data and ratios                                              Class A
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        7.36  $        7.79   $        8.25    $        8.06   $        7.91
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment
                    income--net                      .19            .40             .41              .43             .45
                    Realized and unrealized
                    gain (loss) on
                    investments--net                 .34          (.32)           (.27)              .20             .15
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .53            .08             .14              .63             .60
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.19)          (.40)           (.41)            (.43)           (.45)
                      Realized gain on
                      investments--net                --             --           (.19)            (.01)              --
                      In excess of
                      realized gain on
                      investments--net--           (.11)             --              --               --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.19)          (.51)           (.60)            (.44)           (.45)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        7.70  $        7.36   $        7.79    $        8.25   $        8.06
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             7.35%+++          1.21%           1.56%            8.05%           7.72%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                       .44%*           .43%            .42%             .42%            .44%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        5.17%*          5.33%           5.02%            5.29%           5.58%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets,
Data:               end of period
                    (in thousands)         $     955,854  $     972,420  $    1,216,346   $    1,377,025  $    1,441,785
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            36.51%         94.08%          86.35%          102.89%          74.40%
                                           =============  =============   =============    =============   =============

                                                                                Insured Portfolio
The following per share data and ratios                                              Class B
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        7.36  $        7.78   $        8.24    $        8.05   $        7.91
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .17            .34             .35              .37             .39
                    Realized and unrealized
                    gain(loss) on
                    investments--net                 .34          (.31)           (.27)              .20             .14
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .51            .03             .08              .57             .53
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.17)          (.34)           (.35)            (.37)           (.39)
                      Realized gain on
                      investments--net                --             --           (.19)            (.01)              --
                      In excess of
                      realized gain on
                    investments--net                  --          (.11)              --               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.17)          (.45)           (.54)            (.38)           (.39)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        7.70  $        7.36   $        7.78    $        8.24   $        8.05
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             6.95%+++           .57%            .79%            7.24%           6.78%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                      1.19%*          1.19%           1.18%            1.18%           1.19%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        4.41%*          4.56%           4.26%            4.53%           4.82%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets,
Data:               end of period
                    (in thousands)         $     249,789  $     276,154   $     414,135    $     498,624   $     560,105
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            36.51%         94.08%          86.35%          102.89%          74.40%
                                           =============  =============   =============    =============   =============


*Annualized.
**Total investment returns exclude the effects of sales charges.
+++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

FINANCIAL HIGHLIGHTS (continued)
                                                                                Insured Portfolio
The following per share data and ratios                                              Class C
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        7.36  $        7.78   $        8.24    $        8.06   $        7.91
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .16            .34             .34              .37             .38
                    Realized and unrealized
                    gain (loss) on
                    investments--net                 .34          (.31)           (.27)              .19             .15
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .50            .03             .07              .56             .53
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment
                    income--net                    (.16)          (.34)           (.34)            (.37)           (.38)
                      Realized gain on
                    investments--net                  --             --           (.19)            (.01)              --
                      In excess of
                      realized gain on
                    investments--net                  --          (.11)              --               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.16)          (.45)           (.53)            (.38)           (.38)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        7.70  $        7.36   $        7.78    $        8.24   $        8.06
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             6.92%+++           .52%            .74%            7.05%           6.86%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                      1.24%*          1.24%           1.23%            1.23%           1.25%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        4.36%*          4.52%           4.21%            4.48%           4.77%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of
Data:               period (in thousands)  $      12,450  $      12,856   $      16,850    $      14,623   $      11,922
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            36.51%         94.08%          86.35%          102.89%          74.40%
                                           =============  =============   =============    =============   =============


                                                                                Insured Portfolio
The following per share data and ratios                                              Class D
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        7.36  $        7.79   $        8.24    $        8.06   $        7.91
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .18            .38             .39              .41             .43
                    Realized and unrealized
                    gain (loss) on
                    investments--net                 .34          (.32)           (.26)              .19             .15
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .52            .06             .13              .60             .58
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.18)          (.38)           (.39)            (.41)           (.43)
                      Realized gain on
                      investments--net                --             --           (.19)            (.01)              --
                      In excess of realized
                      gain on investments--net        --          (.11)              --               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.18)          (.49)           (.58)            (.42)           (.43)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        7.70  $        7.36   $        7.79    $        8.24   $        8.06
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             7.22%+++           .96%           1.43%            7.65%           7.46%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                       .69%*           .68%            .67%             .67%            .69%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        4.92%*          5.10%           4.77%            5.03%           5.33%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of
Data:               period (in thousands)  $     125,391  $      99,326   $      81,238    $      48,706   $      38,422
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            36.51%         94.08%          86.35%          102.89%          74.40%
                                           =============  =============   =============    =============   =============


                                                                                  National Portfolio
The following per share data and ratios                                              Class A
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.70  $       10.22   $       10.64    $       10.38   $       10.11
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment
                    income--net                      .27            .56             .56              .59             .60
                    Realized and
                    unrealized gain
                    (loss)on
                    investments--net                 .42          (.52)           (.42)              .26             .27
                                           -------------  -------------   -------------    -------------   -------------
                    Total from
                    investment operations            .69            .04             .14              .85             .87
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment
                      income--net                  (.27)          (.56)           (.56)            (.59)           (.60)
                      In excess of
                      realized gain on
                    investments--net                  --             --            --++               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.27)          (.56)           (.56)            (.59)           (.60)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $       10.12  $        9.70   $       10.22    $       10.64   $       10.38
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             7.24%+++           .58%           1.28%            8.36%           8.84%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                       .56%*           .56%            .55%             .55%            .55%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment
                    income--net                   5.53%*          5.74%           5.26%            5.58%           5.86%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end
Data:               of period
                    (in thousands)         $     687,664  $     682,553   $     877,841    $     964,940   $     983,650
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            38.95%        108.43%         125.75%          142.02%          99.52%
                                           =============  =============   =============    =============   =============


                                                                                  National Portfolio
The following per share data and ratios                                              Class B
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.70  $       10.21   $       10.63    $       10.37   $       10.11
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .24            .49             .48              .51             .52
                    Realized and
                    unrealized
                    gain (loss) on
                    investments--net                 .41          (.51)           (.42)              .26             .26
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .65          (.02)             .06              .77             .78
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.24)          (.49)           (.48)            (.51)           (.52)
                      In excess of
                      realized gain on
                    investments--net                  --             --            --++               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.24)          (.49)           (.48)            (.51)           (.52)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $       10.11  $        9.70   $       10.21    $       10.63   $       10.37
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             6.73%+++         (.09%)            .51%            7.55%           7.92%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                      1.32%*          1.32%           1.31%            1.31%           1.31%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        4.77%*          4.98%           4.50%            4.82%           5.10%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of
Data:               period (in thousands)  $     240,475  $     254,860   $     374,642    $     406,798   $     415,103
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            38.95%        108.43%         125.75%          142.02%          99.52%
                                           =============  =============   =============    =============   =============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
+++Aggregate total investment return.



See Notes to Financial Statements.

Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

FINANCIAL HIGHLIGHTS (continued)
                                                                                  National Portfolio
The following per share data and ratios                                              Class C
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.71  $       10.22   $       10.64    $       10.38   $       10.11
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .23            .48             .47              .50             .52
                    Realized and unrealized
                    gain (loss)on
                    investments--net                 .41          (.51)           (.42)              .26             .27
                                           -------------  -------------   -------------    -------------   -------------

                    Total from investment
                    operations                       .64          (.03)             .05              .76             .79
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.23)          (.48)           (.47)            (.50)           (.52)
                      In excess of realized gain
                      on investments--net             --             --            --++               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.23)          (.48)           (.47)            (.50)           (.52)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $       10.12  $        9.71   $       10.22    $       10.64   $       10.38
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset value
Return:**           per share                   6.70%+++         (.13%)            .47%            7.49%           7.97%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                      1.37%*          1.37%           1.36%            1.36%           1.36%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        4.72%*          4.92%           4.45%            4.76%           5.04%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of period
Data:               (in thousands)         $      28,771  $      30,303   $      47,901    $      41,087   $      28,096
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            38.95%        108.43%         125.75%          142.02%          99.52%
                                           =============  =============   =============    =============   =============


                                                                                  National Portfolio
The following per share data and ratios                                              Class D
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.71  $       10.22   $       10.64    $       10.39   $       10.12
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .26            .54             .53              .56             .58
                    Realized and unrealized
                    gain (loss) on
                    investments--net                 .41          (.51)           (.42)              .25             .27
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .67            .03             .11              .81             .85
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.26)          (.54)           (.53)            (.56)           (.58)
                      In excess of
                      realized gain on
                    investments--net                  --             --            --++               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.26)          (.54)           (.53)            (.56)           (.58)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $       10.12  $        9.71   $       10.22    $       10.64   $       10.39
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             7.00%+++           .43%           1.03%            7.99%           8.57%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                       .81%*           .81%            .81%             .80%            .80%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        5.27%*          5.50%           5.01%            5.32%           5.60%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of period
Data:               (in thousands)         $     108,048  $      86,701   $      93,201    $      68,162   $      51,038
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            38.95%        108.43%         125.75%          142.02%          99.52%
                                           =============  =============   =============    =============   =============


                                                                               Limited Maturity Portfolio
The following per share data and ratios                                              Class A
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.85  $        9.91   $        9.96    $        9.93   $        9.91
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment
                    income--net                      .19            .38             .37              .39             .39
                    Realized and unrealized
                    gain( loss) on
                    investments--net                 .10          (.06)           (.04)              .03             .04
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                     operations                      .29            .32             .33              .42             .43
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment
                      income--net                  (.19)          (.38)           (.37)            (.39)           (.39)
                      Realized gain on
                      investments--net                --             --              --               --           (.02)
                      In excess of
                      realized gain on
                      investments--net                --             --           (.01)               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.19)          (.38)           (.38)            (.39)           (.41)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        9.95  $        9.85   $        9.91    $        9.96   $        9.93
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             3.02%+++          3.31%           3.37%            4.26%           4.40%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                       .43%*           .40%            .43%             .43%            .39%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment
                    income--net                   3.92%*          3.83%           3.75%            3.88%           3.93%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of period
Data:               (in thousands)         $     200,508  $     215,421   $     261,970    $     295,641   $     343,641
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            21.61%         51.42%          40.28%           72.69%          61.90%
                                           =============  =============   =============    =============   =============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
+++Aggregate total investment return.
See Notes to Financial Statements.

Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

FINANCIAL HIGHLIGHTS (concluded)
                                                                               Limited Maturity Portfolio
The following per share data and ratios                                              Class B
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.86  $        9.92   $        9.97    $        9.94   $        9.91
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .18            .35             .34              .35             .36
                    Realized and unrealized
                    gain (loss) on
                    investments--net                 .09          (.06)           (.04)              .03             .05
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .27            .29             .30              .38             .41
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment
                    income--net                    (.18)          (.35)           (.34)            (.35)           (.36)
                      Realized gain on
                    investments--net                  --             --              --               --           (.02)
                      In excess of
                      realized gain on
                      investments--net                --             --           (.01)               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.18)          (.35)           (.35)            (.35)           (.38)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        9.95  $        9.86   $        9.92    $        9.97   $        9.94
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset value
Return:**           per share                   2.73%+++          2.94%           3.01%            3.89%           4.13%
                                           =============  =============   =============    =============   =============


Ratios to Average   Expenses                       .78%*           .76%            .78%             .78%            .75%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        3.56%*          3.47%           3.39%            3.43%           3.58%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of period
Data:               (in thousands)         $      30,041  $      32,742   $      42,930    $      44,714   $      54,275
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            21.61%         51.42%          40.28%           72.69%          61.90%
                                           =============  =============   =============    =============   =============


                                                                               Limited Maturity Portfolio
The following per share data and ratios                                              Class C
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.82  $        9.88   $        9.94    $        9.91   $        9.88
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .18            .34             .34              .35             .35
                    Realized and
                    unrealized gain
                    (loss) on
                    investments--net                 .09          (.06)           (.05)              .03             .05
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .27            .28             .29              .38             .40
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.18)          (.34)           (.34)            (.35)           (.35)
                      Realized gain on
                      investments--net                --             --              --               --           (.02)
                      In excess of
                      realized gain on
                    investments--net                  --             --           (.01)               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.18)          (.34)           (.35)            (.35)           (.37)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        9.91  $        9.82   $        9.88    $        9.94   $        9.91
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             2.73%+++          2.93%           2.89%            3.88%           4.11%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                       .79%*           .76%            .79%             .79%            .75%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        3.55%*          3.46%           3.37%            4.27%           3.57%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of period
Data:               (in thousands)         $         454  $         308   $         437    $          86   $         108
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            21.61%         51.42%          40.28%           72.69%          61.90%
                                           =============  =============   =============    =============   =============

                                                                               Limited Maturity Portfolio
The following per share data and ratios                                              Class D
have been derived from information             For the Six
provided in the financial statements.         Months Ended                 For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:      Dec. 31, 2000       2000           1999          1998              1997
Per Share           Net asset value,
Operating           beginning of period    $        9.86  $        9.92   $        9.97    $        9.94   $        9.91
Performance:                               -------------  -------------   -------------    -------------   -------------
                    Investment income--net           .19            .37             .37              .38             .38
                    Realized and unrealized
                    gain (loss) on
                    investments--net                 .10          (.06)           (.04)              .03             .05
                                           -------------  -------------   -------------    -------------   -------------
                    Total from investment
                    operations                       .29            .31             .33              .41             .43
                                           -------------  -------------   -------------    -------------   -------------
                    Less dividends and
                    distributions:
                      Investment income--net       (.19)          (.37)           (.37)            (.38)           (.38)
                      Realized gain on
                      investments--net                --             --              --               --           (.02)
                      In excess of realized
                      gain on
                      investments--net                --             --           (.01)               --              --
                                           -------------  -------------   -------------    -------------   -------------
                    Total dividends and
                    distributions                  (.19)          (.37)           (.38)            (.38)           (.40)
                                           -------------  -------------   -------------    -------------   -------------
                    Net asset value,
                    end of period          $        9.96  $        9.86   $        9.92    $        9.97   $        9.94
                                           =============  =============   =============    =============   =============

Total Investment    Based on net asset
Return:**           value per share             2.96%+++          3.20%           3.27%            4.16%           4.40%
                                           =============  =============   =============    =============   =============

Ratios to Average   Expenses                       .53%*           .50%            .53%             .54%            .48%
Net Assets:                                =============  =============   =============    =============   =============
                    Investment income--net        3.82%*          3.72%           3.65%            3.89%           3.84%
                                           =============  =============   =============    =============   =============

Supplemental        Net assets, end of period
Data:               (in thousands)         $      38,898  $      39,090   $      83,177    $      68,562   $      20,383
                                           =============  =============   =============    =============   =============
                    Portfolio turnover            21.61%         51.42%          40.28%           72.69%          61.90%
                                           =============  =============   =============    =============   =============


*Annualized.
**Total investment returns exclude the effects of sales charges.
+++Aggregate total investment return.
See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund's Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities effective July 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of June 30, 2001.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.


2. Investment Advisory Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.


                                        Rate of Advisory Fee
Aggregate of Average Daily                                    Limited
Net Assets of the Three         Insured         National      Maturity
Combined Portfolios            Portfolio       Portfolio     Portfolio

Not exceeding $250 million         .40  %         .50  %       .40  %
In excess of $250 million
but not exceeding $400 million     .375           .475         .375
In excess of $400 million
but not exceeding $550 million     .375           .475         .35
In excess of $550 million
but not exceeding $1.5 billion     .375           .475         .325
In excess of $1.5 billion          .35            .475         .325


Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


            Account Maintenance                     Distribution
                    Fees                                 Fees
                              Limited                               Limited
      Insured     National    Maturity       Insured    National    Maturity
     Portfolio   Portfolio   Portfolio      Portfolio  Portfolio   Portfolio

Class B    .25%     .25%        .15%          .50%         .50%      .20%
Class C    .25      .25         .15           .55          .55       .20
Class D    .25      .25         .10            --          --         --

Pursuant to a subagreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares follows:

                                                Limited
                         Insured    National    Maturity
                        Portfolio  Portfolio   Portfolio
Class A Shares:
FAMD                    $ 3,042     $ 3,538     $  122
MLPF&S                   27,139      24,509      1,106
Class D Shares:
FAMD                      1,515       2,404        343
MLPF&S                   12,999      27,261      2,947

For the six months ended December 31, 2000, MLPF&S received contingent deferred sales charges of $273,391 relating to transactions in Class B Shares, amounting to $119,650, $139,092 and $14,649 in the Insured, National and Limited Maturity Portfolios, respectively, and $5,891 relating to transactions in Class C Shares, amounting to $476 and $5,415 in the Insured and National Portfolios, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000

NOTES TO FINANCIAL STATEMENTS (continued)

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2000 were as follows:

                                 Purchases              Sales

Insured Portfolio             $  466,506,372      $  501,146,742
National Portfolio               398,263,459         415,228,268
Limited Maturity Portfolio        52,952,965          54,984,205

Net realized gains (losses) for the six months ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

                                     Realized     Unrealized
Insured Portfolio                     Gains         Gains

Long-term investments          $   13,456,373     $   85,658,134
                               --------------     --------------
Total                          $   13,456,373     $   85,658,134
                               ==============     ==============


                                     Realized     Unrealized
National Portfolio                    Gains         Gains

Long-term investments          $   15,649,685     $   41,204,408
                               --------------     --------------
Total                          $   15,649,685     $   41,204,408
                               ==============     ==============


                                     Realized     Unrealized
Limited Maturity Portfolio            Losses    Gains (Losses)

Long-term investments          $    (135,066)     $    1,255,912
Short-term investments                     --           (65,214)
                               --------------     --------------
Total                          $    (135,066)     $    1,190,698
                               ==============     ==============

As of December 31, 2000 net unrealized appreciation for Federal income tax purposes were as follows:

                              Gross           Gross             Net
                            Unrealized      Unrealized       Unrealized
                           Appreciation    Depreciation     Appreciation

Insured Portfolio           $85,829,976   $   (171,842)      $85,658,134
National Portfolio           59,477,379    (18,272,971)       41,204,408
Limited Maturity Portfolio    1,557,536       (366,838)        1,190,698


The aggregate cost of investments at December 31, 2000 for Federal income tax purposes was $1,265,993,399 for the Insured Portfolio, $1,009,450,420 for the National Portfolio, and $259,455,510 for the Limited Maturity Portfolio.


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions for the six months ended December 31, 2000 and for the year ended June 30, 2000 were $(78,138,250) and $(275,055,198), respectively, for the Insured Portfolio; $(33,279,910) and $(268,812,275),
respectively, for the National Portfolio, and $(20,350,567) and $(98,688,194), respectively, for the Limited Maturity Portfolio.

Transactions in capital shares for each class were as follows:


Insured Portfolio

Class A Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                           722,458     $    5,427,758
Shares issued to shareholders in
reinvestment of dividends           1,382,819         10,377,862
                               --------------     --------------
Total issued                        2,105,277         15,805,620
Shares redeemed                  (10,108,165)       (75,770,088)
                               --------------     --------------
Net decrease                      (8,002,888)    $  (59,964,468)
                               ==============     ==============

Insured Portfolio

Class A Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         2,189,238     $   16,064,750
Shares issued to shareholders
in reinvestment of dividends
and distributions                   4,168,354         30,616,793
                               --------------     --------------
Total issued                        6,357,592         46,681,543
Shares redeemed                  (30,464,525)      (225,027,241)
                               --------------     --------------
Net decrease                     (24,106,933)    $ (178,345,698)
                               ==============     ==============

Insured Portfolio

Class B Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                         1,252,119     $    9,420,403
Shares issued to shareholders in
reinvestment of dividends             365,574          2,741,649
                               --------------     --------------
Total issued                        1,617,693         12,162,052
Automatic conversion of shares    (1,928,361)       (14,405,492)
Shares redeemed                   (4,776,591)       (35,757,545)
                               --------------     --------------
Net decrease                      (5,087,259)    $  (38,000,985)
                               ==============     ==============

Insured Portfolio

Class B Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         3,270,666     $   24,137,115
Shares issued to shareholders
in reinvestment of dividends
and distributions                   1,345,927          9,877,799
                               --------------     --------------
Total issued                        4,616,593         34,014,914
Automatic conversion of shares    (5,976,596)       (44,419,700)
Shares redeemed                  (14,317,769)      (105,647,752)
                               --------------     --------------
Net decrease                     (15,677,772)    $ (116,052,538)
                               ==============     ==============


Insured Portfolio

Class C Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                           107,743      $     804,544
Shares issued to shareholders in
reinvestment of dividends              18,710            140,377
                               --------------     --------------
Total issued                          126,453            944,921
Shares redeemed                     (256,499)        (1,921,450)
                               --------------     --------------
Net decrease                        (130,046)     $    (976,529)
                               ==============     ==============


Insured Portfolio

Class C Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                           460,085     $    3,400,275
Shares issued to shareholders
in reinvestment of dividends
and distributions                      58,936            432,490
                               --------------     --------------
Total issued                          519,021          3,832,765
Shares redeemed                     (936,770)        (6,943,556)
                               --------------     --------------
Net decrease                        (417,749)    $   (3,110,791)
                               ==============     ==============


Insured Portfolio

Class D Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                         4,637,668     $   34,567,590
Automatic conversion of shares      1,928,033         14,405,492
Shares issued to shareholders in
reinvestment of dividends             192,082          1,442,876
                               --------------     --------------
Total issued                        6,757,783         50,415,958
Shares redeemed                   (3,971,921)       (29,612,226)
                               --------------     --------------
Net increase                        2,785,862     $   20,803,732
                               ==============     ==============


Insured Portfolio

Class D Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         5,635,273     $   41,646,584
Automatic conversion of shares      5,974,043         44,419,700
Shares issued to shareholders
in reinvestment of dividends
and distributions                     401,383          2,941,244
                               --------------     --------------
Total issued                       12,010,699         89,007,528
Shares redeemed                   (8,952,192)       (66,553,699)
                               --------------     --------------
Net increase                        3,058,507     $   22,453,829
                               ==============     ==============


National Portfolio

Class A Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                         1,895,942     $   18,678,060
Shares issued to shareholders in
reinvestment of dividends             964,094          9,534,934
                               --------------     --------------
Total issued                        2,860,036         28,212,994
Shares redeemed                   (5,214,274)       (51,439,068)
                               --------------     --------------
Net decrease                      (2,354,238)    $  (23,226,074)
                               ==============     ==============

National Portfolio

Class A Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         2,501,422     $   24,056,825
Shares issued to shareholders in
reinvestment of dividends           2,217,109         21,483,144
                               --------------     --------------
Total issued                        4,718,531         45,539,969
Shares redeemed                  (20,297,630)      (196,458,002)
                               --------------     --------------
Net decrease                     (15,579,099)    $ (150,918,033)
                               ==============     ==============

National Portfolio

Class B Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                         1,793,389     $   17,726,433
Shares issued to shareholders in
reinvestment of dividends             261,815          2,587,473
                               --------------     --------------
Total issued                        2,055,204         20,313,906
Automatic conversion of shares      (731,325)        (7,204,077)
Shares redeemed                   (3,814,615)       (37,632,339)
                               --------------     --------------
Net decrease                      (2,490,736)    $  (24,522,510)
                               ==============     ==============

National Portfolio

Class B Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         3,230,018     $   31,342,736
Shares issued to shareholders in
reinvestment of dividends             723,846          7,016,462
                               --------------     --------------
Total issued                        3,953,864         38,359,198
Automatic conversion of shares    (1,771,855)       (17,264,191)
Shares redeemed                  (12,589,149)      (121,755,396)
                               --------------     --------------
Net decrease                     (10,407,140)    $ (100,660,389)
                               ==============     ==============


Merrill Lynch Municipal Bond Fund, Inc., December 31, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


National Portfolio


Class C Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                           167,649     $    1,659,856
Shares issued to shareholders in
reinvestment of dividends              39,322            388,862
                               --------------     --------------
Total issued                          206,971          2,048,718
Shares redeemed                     (485,250)        (4,775,949)
                               --------------     --------------
Net decrease                        (278,279)    $   (2,727,231)
                               ==============     ==============

National Portfolio

Class C Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                           592,010     $    5,777,103
Shares issued to shareholders in
reinvestment of dividends             110,217          1,068,763
                               --------------     --------------
Total issued                          702,227          6,845,866
Shares redeemed                   (2,267,391)       (21,908,932)
                               --------------     --------------
Net decrease                      (1,565,164)    $  (15,063,066)
                               ==============      =============

National Portfolio

Class D Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                         3,890,989     $   38,283,588
Automatic conversion of shares        730,583          7,204,077
Shares issued to shareholders in
reinvestment of dividends             116,206          1,150,624
                               --------------     --------------
Total issued                        4,737,778         46,638,289
Shares redeemed                   (2,990,386)       (29,442,384)
                               --------------     --------------
Net increase                        1,747,392     $   17,195,905
                               ==============     ==============

National Portfolio

Class D Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         4,890,948     $   47,366,022
Automatic conversion of shares      1,770,615         17,264,191
Shares issued to shareholders in
reinvestment of dividends             236,352          2,290,783
                               --------------     --------------
Total issued                        6,897,915         66,920,996
Shares redeemed                   (7,085,726)       (69,091,783)
                               --------------     --------------
Net decrease                        (187,811)    $   (2,170,787)
                               ==============     ==============

Limited Maturity Portfolio

Class A Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                           260,712     $    2,579,897
Shares issued to shareholders in
reinvestment of dividends             244,065          2,416,917
                               --------------     --------------
Total issued                          504,777          4,996,814
Shares redeemed                   (2,214,216)       (21,917,761)
                               --------------     --------------
Net decrease                      (1,709,439)    $  (16,920,947)
                               ==============     ==============

Limited Maturity Portfolio

Class A Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         1,536,138     $   15,117,350
Shares issued to shareholders in
reinvestment of dividends             512,562          5,053,751
                               --------------     --------------
Total issued                        2,048,700         20,171,101
Shares redeemed                   (6,612,955)       (65,210,325)
                               --------------     --------------
Net decrease                      (4,564,255)    $  (45,039,224)
                               ==============     ==============

Limited Maturity Portfolio

Class B Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                           225,624     $    2,235,120
Shares issued to shareholders in
resinvestment of dividends             36,581            362,297
                               --------------     --------------
Total issued                          262,205          2,597,417
Automatic conversion of shares       (31,937)          (315,915)
Shares redeemed                     (533,695)        (5,284,445)
                               --------------     --------------
Net decrease                        (303,427)    $   (3,002,943)
                               ==============     ==============

Limited Maturity Portfolio

Class B Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                           890,806     $    8,796,176
Shares issued to shareholders in
reinvestment of dividends              90,275            890,200
                               --------------     --------------
Total issued                          981,081          9,686,376
Automatic conversion of shares       (20,095)          (198,201)
Shares redeemed                   (1,968,527)       (19,397,167)
                               --------------     --------------
Net decrease                      (1,007,541)    $   (9,908,992)
                               ==============     ==============

Limited Maturity Portfolio

Class C Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                            18,369     $      181,382
Shares issued to shareholders in
reinvestment of dividends                 514              5,076
                               --------------     --------------
Total issued                           18,883            186,458
Shares redeemed                       (4,500)           (44,400)
                               --------------     --------------
Net increase                           14,383      $     142,058
                               ==============     ==============

Limited Maturity Portfolio

Class C Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                            71,755     $      707,095
Shares issued to shareholders in
reinvestment of dividends               1,301             12,780
                               --------------     --------------
Total issued                           73,056            719,875
Shares redeemed                      (85,885)          (844,221)
                               --------------     --------------
Net decrease                         (12,829)     $    (124,346)
                               ==============     ==============

Limited Maturity Portfolio

Class D Shares for the Six Months                   Dollar
Ended December 31, 2000               Shares        Amount

Shares sold                           940,213     $    9,320,883
Automatic conversion of shares         31,914            315,915
Shares issued to shareholders in
reinvestment of dividends              41,705            413,316
                               --------------     --------------
Total issued                        1,013,832         10,050,114
Shares redeemed                   (1,071,704)       (10,618,849)
                               --------------     --------------
Net decrease                         (57,872)     $    (568,735)
                               ==============     ==============

Limited Maturity Portfolio

Class D Shares for the Year                         Dollar
Ended June 30, 2000                   Shares        Amount

Shares sold                         1,521,072     $   15,017,187
Automatic conversion of shares         20,088            198,201
Shares issued to shareholders in
reinvestment of dividends             131,400          1,296,203
                               --------------     --------------
Total issued                        1,672,560         16,511,591
Shares redeemed                   (6,094,726)       (60,127,223)
                               --------------     --------------
Net decrease                      (4,422,166)    $  (43,615,632)
                               ==============     ==============


5. Short-Term Borrowings:
On December 1, 2000, the Insured and National Portfolios, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolios may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolios pay a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolios did not borrow under the facility during the six months ended December 31, 2000.


6. Capital Loss Carryforward:
At June 30, 2000, the Insured Portfolio had a net capital loss carryforward of approximately $17,630,000, all of which expires in 2008; the National Portfolio had a net capital loss carryforward of approximately $25,616,000, all of which expires in 2008; and the Limited Maturity Portfolio had a net capital loss carryforward of approximately $2,048,000, of which $1,928,000 expires in 2003 and $120,000 expires in 2008. These amounts will be available to offset like amounts of any future taxable gains.